Schedule of Investments (unaudited) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.
4.20%, 04/15/24	$59	$59,030
4.75%, 03/30/30	829	832,400
2.40%, 03/01/31	185	155,906
Omnicom Group, Inc.
2.45%, 04/30/30	579	503,276
2.60%, 08/01/31	317	275,392
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/26	413	412,467

		2,238,471

Aerospace & Defense — 1.8%
3M Co.
2.00%, 02/14/25	829	805,198
3.00%, 08/07/25	163	162,113
2.88%, 10/15/27	620	606,777
3.38%, 03/01/29	289	283,922
2.38%, 08/26/29	816	745,880
Boeing Co.
1.43%, 02/04/24	1,123	1,081,538
4.88%, 05/01/25	1,659	1,683,656
2.75%, 02/01/26	829	793,038
2.20%, 02/04/26	2,073	1,930,274
3.10%, 05/01/26	829	794,760
2.70%, 02/01/27	150	138,615
2.80%, 03/01/27	129	118,871
5.04%, 05/01/27	759	774,010
3.25%, 02/01/28	400	371,852
3.20%, 03/01/29	359	324,645
2.95%, 02/01/30(a)	470	410,965
5.15%, 05/01/30	1,689	1,704,921
3.63%, 02/01/31	509	466,855
Carlisle Cos., Inc., 2.75%, 03/01/30	311	271,677
Eaton Corp.
3.10%, 09/15/27	572	556,526
4.00%, 11/02/32	324	324,662
General Dynamics Corp.
3.25%, 04/01/25	413	413,883
3.50%, 05/15/25	829	834,586
1.15%, 06/01/26	362	333,633
2.13%, 08/15/26	413	396,872
3.75%, 05/15/28	413	417,661
2.25%, 06/01/31	279	251,995
General Electric Co., Series A, 6.75%, 03/15/32(a)	980	1,140,348
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28	329	288,055
Illinois Tool Works, Inc., 2.65%, 11/15/26	389	382,638
L3Harris Technologies, Inc.
3.83%, 04/27/25	413	412,350
4.40%, 06/15/28	163	164,316
2.90%, 12/15/29	579	530,937
1.80%, 01/15/31	762	628,385
Lockheed Martin Corp.
3.55%, 01/15/26	931	945,654
3.90%, 06/15/32	272	280,388
Northrop Grumman Corp.
3.25%, 08/01/23	413	412,597
2.93%, 01/15/25	829	820,355
3.25%, 01/15/28	809	792,398

Security	Par (000)	Value

Aerospace & Defense (continued)
Northrop Grumman Corp. (continued)
4.40%, 05/01/30	$829	$855,429
Parker-Hannifin Corp.
3.65%, 06/15/24	800	799,463
4.25%, 09/15/27	450	459,934
3.25%, 06/14/29	359	340,377
4.50%, 09/15/29	250	256,238
Raytheon Technologies Corp.
3.70%, 12/15/23	139	140,002
3.95%, 08/16/25	829	841,993
3.50%, 03/15/27	829	828,182
3.13%, 05/04/27(a)	829	816,165
4.13%, 11/16/28	1,189	1,206,351
2.25%, 07/01/30	419	374,821
1.90%, 09/01/31	829	708,573
2.38%, 03/15/32	405	357,708
Teledyne Technologies, Inc., 2.75%, 04/01/31	829	712,220
Textron, Inc.
3.00%, 06/01/30	829	746,031
2.45%, 03/15/31	177	149,657
Trane Technologies Luxembourg Finance SA
3.55%, 11/01/24	413	409,437
3.80%, 03/21/29	300	289,462

		34,089,849

Air Freight & Logistics — 0.0%
JB Hunt Transport Services, Inc., 3.88%, 03/01/26	829	831,732

Airlines — 0.2%
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 12/15/29	306	278,580
Series 2019-1, Class AA, 3.15%, 08/15/33	739	652,313
Continental Airlines Pass-Through Trust,
Series 2012-2, Class A, 4.00%, 04/29/26	238	228,449
Southwest Airlines Co.
5.25%, 05/04/25	543	559,419
5.13%, 06/15/27	1,027	1,064,095
2.63%, 02/10/30	159	138,098
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/27	1,218	1,228,103
Series A, Class A, 4.30%, 02/15/27	82	79,542
Series AA, Class AA, 3.10%, 01/07/30	304	281,143

		4,509,742

Auto Components — 0.1%
Aptiv PLC/Aptiv Corp.
2.40%, 02/18/25	300	289,201
3.25%, 03/01/32	488	430,807
BorgWarner, Inc., 2.65%, 07/01/27	749	694,421
Lear Corp.
4.25%, 05/15/29	129	121,263
2.60%, 01/15/32	329	265,620
Magna International, Inc.
3.63%, 06/15/24	300	299,180
2.45%, 06/15/30	55	48,554

		2,149,046

Automobiles — 2.0%
Advance Auto Parts, Inc., 3.50%, 03/15/32	205	183,172
American Honda Finance Corp.
3.63%, 10/10/23	1,659	1,668,382
2.40%, 06/27/24	829	814,659

1

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles (continued)
American Honda Finance Corp. (continued)
0.75%, 08/09/24	$26	$24,699
2.15%, 09/10/24	829	808,446
1.50%, 01/13/25	413	394,782
1.30%, 09/09/26	329	302,406
2.35%, 01/08/27	413	392,755
2.00%, 03/24/28	447	407,506
2.25%, 01/12/29	413	376,968
AutoNation, Inc.
1.95%, 08/01/28	136	114,889
4.75%, 06/01/30	179	172,956
2.40%, 08/01/31	362	286,889
3.85%, 03/01/32	150	133,671
AutoZone, Inc., 4.75%, 08/01/32(b)	100	103,138
Cummins, Inc.
3.65%, 10/01/23	163	163,555
0.75%, 09/01/25	413	382,687
General Motors Co.
4.88%, 10/02/23	496	502,344
5.40%, 10/02/23	117	119,090
4.00%, 04/01/25	209	208,245
4.30%, 07/13/25	829	832,199
6.13%, 10/01/25	1,106	1,162,678
4.20%, 10/01/27(a)	829	809,055
6.80%, 10/01/27	496	536,399
5.40%, 10/15/29	65	64,972
5.60%, 10/15/32	100	99,851
General Motors Financial Co., Inc.
5.10%, 01/17/24	829	842,252
1.05%, 03/08/24	329	313,634
3.95%, 04/13/24	829	827,262
1.20%, 10/15/24	500	467,699
4.00%, 01/15/25	163	161,443
2.90%, 02/26/25	546	530,352
3.80%, 04/07/25	700	690,600
2.75%, 06/20/25	811	775,438
5.25%, 03/01/26	476	485,342
1.50%, 06/10/26	829	742,332
4.35%, 01/17/27	413	406,132
2.35%, 02/26/27	829	747,453
5.00%, 04/09/27	800	801,438
2.70%, 08/20/27	829	747,317
2.40%, 04/10/28	416	360,812
2.40%, 10/15/28	802	686,844
5.65%, 01/17/29	163	166,277
3.60%, 06/21/30	457	405,834
2.70%, 06/10/31	588	481,007
3.10%, 01/12/32	350	293,013
Honda Motor Co. Ltd.
2.27%, 03/10/25	600	583,103
2.97%, 03/10/32	637	596,026
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	496	645,697
PACCAR Financial Corp.
3.15%, 06/13/24	120	119,695
0.50%, 08/09/24	333	315,515
1.10%, 05/11/26	530	488,167
2.00%, 02/04/27	225	211,958
Toyota Motor Corp.
0.68%, 03/25/24	413	396,386

Security	Par (000)	Value

Automobiles (continued)
Toyota Motor Corp. (continued)
2.36%, 07/02/24	$413	$406,020
1.34%, 03/25/26	413	385,581
2.76%, 07/02/29	120	112,650
2.36%, 03/25/31	413	372,825
Toyota Motor Credit Corp.
0.50%, 08/14/23	3,319	3,228,539
0.50%, 06/18/24	829	787,455
0.63%, 09/13/24	745	705,516
2.00%, 10/07/24	189	183,664
1.45%, 01/13/25	829	793,722
1.80%, 02/13/25	600	577,551
3.95%, 06/30/25	165	167,399
1.13%, 06/18/26	390	361,547
1.90%, 01/13/27	829	777,984
3.05%, 03/22/27	829	817,111
1.90%, 04/06/28	311	284,117
3.65%, 01/08/29	179	178,379
4.45%, 06/29/29	200	208,260
2.15%, 02/13/30	413	369,919
3.38%, 04/01/30	829	806,955
1.90%, 09/12/31	579	494,503

		37,375,118

Banks — 6.1%
Asian Infrastructure Investment Bank, 3.38%, 06/29/25	1,500	1,510,115
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	600	580,723
1.13%, 09/18/25(a)	600	551,823
Bank of Montreal
2.15%, 03/08/24	637	626,136
2.50%, 06/28/24	829	812,858
0.63%, 07/09/24	829	784,952
1.25%, 09/15/26	459	417,060
2.65%, 03/08/27	637	604,229
(5 year CMT + 1.40%), 3.09%, 01/10/37(c)	659	550,226
(5 year USD Swap + 1.43%), 3.80%, 12/15/32(c)	413	387,645
Series E, 3.30%, 02/05/24	3,319	3,314,389
Canadian Imperial Bank of Commerce
3.50%, 09/13/23	1,659	1,665,794
0.50%, 12/14/23	660	635,605
1.00%, 10/18/24	829	779,868
0.95%, 10/23/25	596	546,836
1.25%, 06/22/26	259	236,167
Citibank NA, 3.65%, 01/23/24	1,637	1,645,667
Citizens Financial Group, Inc.
2.85%, 07/27/26	193	185,139
2.50%, 02/06/30	279	241,765
Comerica, Inc., 4.00%, 02/01/29	829	821,072
Cooperatieve Rabobank UA
1.38%, 01/10/25	261	247,565
3.75%, 07/21/26	1,637	1,593,988
Council Of Europe Development Bank, 3.00%, 06/16/25	800	800,725
Credit Suisse AG, 2.95%, 04/09/25	261	251,891
Discover Bank
4.20%, 08/08/23	1,310	1,315,390
3.45%, 07/27/26	400	382,429
4.65%, 09/13/28	350	341,168

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Discover Bank (continued)
(5 year USD Swap + 1.73%), 4.68%, 08/09/28(c)	$261	$254,151
Fifth Third Bancorp
4.30%, 01/16/24	163	164,450
3.65%, 01/25/24	829	828,445
2.55%, 05/05/27	259	242,207
(SOFR + 0.69%), 1.71%, 11/01/27(c)	829	754,950
(SOFR + 1.36%), 4.06%, 04/25/28(c)	279	277,210
(SOFR + 1.66%), 4.34%, 04/25/33(c)	279	274,289
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	225	238,852
Huntington Bancshares, Inc.
2.63%, 08/06/24	642	628,556
4.00%, 05/15/25	829	833,957
2.55%, 02/04/30	660	581,422
ING Groep NV
4.10%, 10/02/23	478	480,612
3.95%, 03/29/27	1,000	982,465
4.55%, 10/02/28	478	475,108
4.05%, 04/09/29	478	459,476
(SOFR + 1.83%), 4.02%, 03/28/28(c)	2,489	2,411,519
KeyBank NA
6.95%, 02/01/28	550	609,856
3.90%, 04/13/29	261	247,730
KeyCorp.
2.25%, 04/06/27	163	151,388
2.55%, 10/01/29	413	367,072
(SOFR + 1.25%), 3.88%, 05/23/25(c)	120	119,645
National Australia Bank Ltd., 2.50%, 07/12/26	597	573,591
PNC Bank NA
2.50%, 08/27/24	261	255,898
4.05%, 07/26/28	900	889,572
PNC Financial Services Group, Inc.
3.50%, 01/23/24	409	410,430
3.90%, 04/29/24	1,659	1,665,899
2.20%, 11/01/24	225	218,875
1.15%, 08/13/26	829	753,223
3.45%, 04/23/29	559	536,321
2.55%, 01/22/30	829	741,593
(SOFR + 0.98%), 2.31%, 04/23/32(a)(c)	829	714,427
Regions Financial Corp.
2.25%, 05/18/25	259	249,518
1.80%, 08/12/28	209	183,584
Royal Bank of Canada
3.70%, 10/05/23	1,659	1,668,552
2.55%, 07/16/24	829	812,508
0.65%, 07/29/24	309	291,998
0.75%, 10/07/24	374	350,577
2.25%, 11/01/24	1,243	1,211,786
3.38%, 04/14/25	231	229,367
0.88%, 01/20/26	1,659	1,507,037
4.65%, 01/27/26	579	591,474
1.20%, 04/27/26	619	564,312
1.15%, 07/14/26	829	751,122
1.40%, 11/02/26	324	293,763
2.05%, 01/21/27	413	384,348
3.63%, 05/04/27(a)	231	228,425
3.88%, 05/04/32	700	685,988
Santander Holdings USA, Inc.
3.24%, 10/05/26	359	340,466
(SOFR + 1.25%), 2.49%, 01/06/28(c)	675	600,393

Security	Par (000)	Value

Banks (continued)
Santander U.K. Group Holdings PLC(c)
(1 year CMT + 1.25%), 1.53%, 08/21/26	$478	$431,944
(3 mo. LIBOR US + 1.40%), 3.82%, 11/03/28	400	376,766
(SOFR + 0.99%), 1.67%, 06/14/27	1,179	1,043,378
SVB Financial Group
1.80%, 10/28/26	745	675,503
1.80%, 02/02/31	371	292,000
(SOFR + 1.71%), 4.35%, 04/29/28(c)	694	684,756
(SOFR + 1.97%), 4.57%, 04/29/33(c)	194	187,847
Toronto-Dominion Bank
0.45%, 09/11/23	489	474,619
0.55%, 03/04/24	1,243	1,188,114
2.35%, 03/08/24	637	626,389
2.65%, 06/12/24	413	406,519
0.70%, 09/10/24	911	859,571
1.25%, 12/13/24	829	784,672
1.45%, 01/10/25	413	394,150
3.77%, 06/06/25	400	401,726
0.75%, 01/06/26	1,493	1,356,660
1.20%, 06/03/26	493	448,784
1.25%, 09/10/26	911	824,079
1.95%, 01/12/27	413	383,552
2.80%, 03/10/27	637	609,829
4.11%, 06/08/27	400	404,763
2.00%, 09/10/31	911	766,454
2.45%, 01/12/32	413	357,152
3.20%, 03/10/32	637	589,544
4.46%, 06/08/32	260	265,067
(5 year USD Swap + 2.21%), 3.63%, 09/15/31(c)	413	399,233
Truist Bank
2.15%, 12/06/24	261	252,631
2.25%, 03/11/30	261	223,967
(3 mo. LIBOR US + 0.74%), 3.69%, 08/02/24(c)	300	299,477
(5 year CMT + 1.15%), 2.64%, 09/17/29(c)	261	248,860
Truist Financial Corp.
3.75%, 12/06/23	1,659	1,676,371
2.50%, 08/01/24	1,659	1,628,373
2.85%, 10/26/24	413	409,378
1.13%, 08/03/27	745	652,218
1.95%, 06/05/30	1,659	1,420,274
(SOFR + 0.86%), 1.89%, 06/07/29(c)	829	732,613
(SOFR + 1.37%), 4.12%, 06/06/28(c)	255	256,453
U.S. Bancorp
2.40%, 07/30/24	829	815,808
3.90%, 04/26/28	1,659	1,672,063
1.38%, 07/22/30	509	422,263
(5 year CMT + 0.95%), 2.49%, 11/03/36(c)	579	488,206
(SOFR + 0.73%), 2.22%, 01/27/28(c)	413	385,774
(SOFR + 1.02%), 2.68%, 01/27/33(c)	413	369,443
Series V, 2.38%, 07/22/26	413	399,078
US Bancorp, (SOFR + 2.11%), 4.97%, 07/22/33(c)	175	181,605
US Bancorp., 4.55%, 07/22/28	160	164,181
Wells Fargo & Co.
4.13%, 08/15/23	600	602,749
4.48%, 01/16/24	163	165,169
3.75%, 01/24/24	1,659	1,667,802
3.30%, 09/09/24	620	618,962
3.00%, 02/19/25	288	284,767
3.55%, 09/29/25	829	826,024
3.00%, 04/22/26	1,450	1,411,797

3

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co. (continued)
4.10%, 06/03/26	$925	$927,919
3.00%, 10/23/26	1,450	1,406,108
4.30%, 07/22/27	1,243	1,260,368
4.15%, 01/24/29	829	825,056
(3 mo. LIBOR US + 0.75%), 2.16%, 02/11/26(c)	1,243	1,184,958
(3 mo. LIBOR US + 1.17%), 3.20%, 06/17/27(c)	1,106	1,062,382
(3 mo. LIBOR US + 1.31%), 3.58%, 05/22/28(c)	1,243	1,202,110
(SOFR + 0.51%), 0.81%, 05/19/25(c)	558	526,719
(SOFR + 1.09%), 2.41%, 10/30/25(c)	829	797,809
(SOFR + 1.26%), 2.57%, 02/11/31(c)	1,243	1,096,267
(SOFR + 1.32%), 3.91%, 04/25/26(c)	1,331	1,322,556
(SOFR + 1.43%), 2.88%, 10/30/30(c)	1,659	1,506,297
(SOFR + 1.50%), 3.35%, 03/02/33(c)	1,413	1,297,544
(SOFR + 1.51%), 3.53%, 03/24/28(c)	1,777	1,717,477
(SOFR + 2.00%), 2.19%, 04/30/26(c)	1,189	1,127,767
(SOFR + 2.10%), 2.39%, 06/02/28(c)	745	683,169
(SOFR + 4.03%), 4.48%, 04/04/31(c)	959	962,178
Wells Fargo and Co.
4.81%, 07/25/28	845	864,723
4.90%, 07/25/33	1,530	1,585,987
Westpac Banking Corp.
1.02%, 11/18/24	416	394,638
2.35%, 02/19/25(a)	413	402,833
2.85%, 05/13/26	413	401,798
1.15%, 06/03/26	829	755,461
3.40%, 01/25/28	413	406,002
1.95%, 11/20/28	829	743,808
2.65%, 01/16/30	657	603,355
2.15%, 06/03/31	360	314,194
(5 year CMT + 1.35%), 2.89%, 02/04/30(c)	1,036	985,021
(5 year CMT + 1.53%), 3.02%, 11/18/36(c)	374	308,886
(5 year CMT + 1.75%), 2.67%, 11/15/35(c)	413	336,750
(5 year CMT + 2.00%), 4.11%, 07/24/34(c)	200	185,667
(5 year USD ICE Swap + 2.24%), 4.32%, 11/23/31(c)	620	602,678
Zions Bancorp NA, 3.25%, 10/29/29	261	230,602

		112,458,096

Beverages — 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 3.65%, 02/01/26	1,866	1,877,272
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28	829	847,984
4.75%, 01/23/29	1,703	1,792,935
3.50%, 06/01/30	703	690,934
Coca-Cola Co.
1.75%, 09/06/24(a)	339	331,403
3.38%, 03/25/27	400	407,359
2.90%, 05/25/27(a)	163	161,543
1.45%, 06/01/27	1,000	932,058
1.50%, 03/05/28	829	759,103
2.13%, 09/06/29	829	768,707
3.45%, 03/25/30	413	414,831
2.00%, 03/05/31	762	683,301
2.25%, 01/05/32	709	645,287
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30	655	600,881
1.85%, 09/01/32(a)	482	392,724
Constellation Brands, Inc.
3.60%, 05/09/24	279	279,041
4.75%, 12/01/25	129	131,903

Security	Par (000)	Value

Beverages (continued)
Constellation Brands, Inc. (continued)
3.70%, 12/06/26	$620	$612,801
3.50%, 05/09/27	179	174,894
3.15%, 08/01/29	829	772,808
2.88%, 05/01/30	229	207,173
2.25%, 08/01/31	334	285,948
Diageo Capital PLC
3.50%, 09/18/23	510	511,551
3.88%, 05/18/28	478	483,727
2.38%, 10/24/29	216	198,407
2.00%, 04/29/30	478	424,997
2.13%, 04/29/32	478	419,037
Keurig Dr. Pepper, Inc.
0.75%, 03/15/24	333	318,618
3.95%, 04/15/29	300	297,893
3.20%, 05/01/30	413	386,279
2.25%, 03/15/31	413	355,660
4.05%, 04/15/32	329	324,587
Molson Coors Beverage Co., 3.00%, 07/15/26	695	664,116
PepsiCo, Inc.
0.40%, 10/07/23	140	135,843
3.60%, 03/01/24	163	164,237
2.25%, 03/19/25	540	530,102
2.75%, 04/30/25	829	824,341
3.50%, 07/17/25	163	164,926
2.85%, 02/24/26	413	412,021
2.38%, 10/06/26	829	806,526
3.00%, 10/15/27	413	413,050
3.60%, 02/18/28	95	96,768
2.63%, 07/29/29	829	791,562
2.75%, 03/19/30	509	485,177
1.63%, 05/01/30	496	436,716
1.40%, 02/25/31	244	208,495
1.95%, 10/21/31	816	723,863
3.90%, 07/18/32	135	139,580

		24,488,969

Biotechnology — 0.7%
Amgen, Inc.
2.25%, 08/19/23(a)	163	161,448
3.63%, 05/22/24	163	163,769
3.13%, 05/01/25(a)	620	616,505
2.60%, 08/19/26	591	572,760
2.20%, 02/21/27	650	616,673
3.20%, 11/02/27	359	352,468
1.65%, 08/15/28	800	712,779
3.00%, 02/22/29	300	286,518
2.00%, 01/15/32(a)	460	393,232
3.35%, 02/22/32	342	327,608
Baxalta, Inc., 4.00%, 06/23/25	308	308,160
Biogen, Inc.
4.05%, 09/15/25	492	495,253
2.25%, 05/01/30	657	561,336
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32	313	291,667
Gilead Sciences, Inc.
2.50%, 09/01/23	413	409,865
0.75%, 09/29/23	239	232,173
3.70%, 04/01/24	700	705,508
3.50%, 02/01/25	970	973,760
3.65%, 03/01/26	1,098	1,101,327
2.95%, 03/01/27	413	401,145
1.20%, 10/01/27	293	259,888

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Gilead Sciences, Inc. (continued)
1.65%, 10/01/30	$877	$748,771
Illumina, Inc., 2.55%, 03/23/31	195	164,352
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	670	560,380
Royalty Pharma PLC
1.20%, 09/02/25	829	761,806
1.75%, 09/02/27	343	304,223
2.20%, 09/02/30	359	303,194
2.15%, 09/02/31	286	236,391

		13,022,959

Building Materials — 0.3%
Carrier Global Corp.
2.24%, 02/15/25	476	459,680
2.49%, 02/15/27	142	132,815
2.72%, 02/15/30	723	649,515
Eagle Materials, Inc., 2.50%, 07/01/31	313	253,438
Federal National Mortgage Association, 4.00%, 03/25/32	413	378,842
Fortune Brands Home & Security, Inc.
4.00%, 06/15/25	179	179,101
3.25%, 09/15/29	413	370,931
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	325	273,924
2.00%, 09/16/31	579	476,942
Martin Marietta Materials, Inc.
3.45%, 06/01/27	163	157,748
2.40%, 07/15/31	107	90,568
Series CB, 2.50%, 03/15/30	179	155,343
Masco Corp.
1.50%, 02/15/28	300	258,989
2.00%, 10/01/30	109	89,268
2.00%, 02/15/31	413	335,891
Mohawk Industries, Inc., 3.63%, 05/15/30(a)	225	209,091
Owens Corning
4.20%, 12/01/24	163	163,957
3.88%, 06/01/30	225	211,171
Vulcan Materials Co., 3.90%, 04/01/27(a)	129	129,105

		4,976,319

Building Products — 0.7%
Home Depot, Inc.
2.70%, 04/15/25	159	157,037
3.35%, 09/15/25	993	999,734
2.13%, 09/15/26	413	397,257
2.50%, 04/15/27	660	640,997
2.88%, 04/15/27	231	228,834
2.80%, 09/14/27	413	404,518
0.90%, 03/15/28	558	489,354
1.50%, 09/15/28(a)	413	373,839
3.90%, 12/06/28	362	372,808
2.95%, 06/15/29	488	470,158
2.70%, 04/15/30	225	211,927
1.38%, 03/15/31	475	400,935
1.88%, 09/15/31	413	359,543
3.25%, 04/15/32	734	715,236
Lowe’s Cos., Inc.
4.00%, 04/15/25	829	838,732
3.38%, 09/15/25	413	410,748
2.50%, 04/15/26	791	765,693

Security	Par (000)	Value

Building Products (continued)
Lowe’s Cos., Inc. (continued)
3.35%, 04/01/27	$350	$347,467
3.10%, 05/03/27	550	539,209
1.30%, 04/15/28	699	609,795
1.70%, 09/15/28	458	407,006
3.65%, 04/05/29	413	404,164
4.50%, 04/15/30	829	847,715
1.70%, 10/15/30	371	311,317
2.63%, 04/01/31	829	740,426
3.75%, 04/01/32	617	598,801

		13,043,250

Capital Markets — 4.3%
Ameriprise Financial, Inc.
4.00%, 10/15/23	97	97,610
3.70%, 10/15/24	179	179,030
2.88%, 09/15/26	413	401,163
4.50%, 05/13/32	313	318,802
Ares Capital Corp.
4.20%, 06/10/24	413	409,888
4.25%, 03/01/25	250	243,541
3.25%, 07/15/25	724	682,700
3.88%, 01/15/26	829	780,286
2.88%, 06/15/27	179	154,522
2.88%, 06/15/28	852	702,261
3.20%, 11/15/31	413	320,234
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	130	112,579
Bank of New York Mellon Corp.
3.45%, 08/11/23	413	413,752
2.20%, 08/16/23	829	822,144
0.50%, 04/26/24	130	124,093
2.10%, 10/24/24	163	158,939
1.60%, 04/24/25	509	483,562
3.35%, 04/25/25	572	570,690
4.41%, 07/24/26	155	157,574
1.05%, 10/15/26	829	750,430
2.05%, 01/26/27	829	776,629
3.25%, 05/16/27	620	611,484
3.85%, 04/28/28	343	342,391
1.65%, 07/14/28	225	200,187
3.85%, 04/26/29	572	570,771
3.30%, 08/23/29	829	791,753
1.80%, 07/28/31	829	694,136
2.50%, 01/26/32	413	365,370
(3 mo. LIBOR US + 1.07%), 3.44%, 02/07/28(c)	409	401,457
(SOFR + 0.57%), 3.43%, 06/13/25(c)	100	99,710
(SOFR + 1.15%), 3.99%, 06/13/28(c)	100	100,144
(SOFR + 1.42%), 4.29%, 06/13/33(c)	100	102,313
Series G, 3.00%, 02/24/25	27	26,654
Series J, 0.85%, 10/25/24	829	787,083
Blackstone Private Credit Fund(d)
2.35%, 11/22/24	200	183,861
2.70%, 01/15/25	130	120,251
4.70%, 03/24/25(a)	413	400,745
2.63%, 12/15/26	225	192,079
3.25%, 03/15/27	394	341,493
4.00%, 01/15/29	243	203,418
Blackstone Secured Lending Fund, 2.85%, 09/30/28	240	192,382
Brookfield Asset Management, Inc., 4.00%, 01/15/25	166	166,286
Brookfield Finance I U.K. PLC, 2.34%, 01/30/32	399	332,852

5

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Brookfield Finance, Inc.
4.00%, 04/01/24	$97	$97,471
4.25%, 06/02/26	179	180,463
3.90%, 01/25/28	869	845,616
4.35%, 04/15/30	413	404,294
2.72%, 04/15/31	193	168,578
Charles Schwab Corp.
0.75%, 03/18/24	829	798,238
3.63%, 04/01/25	179	179,843
3.85%, 05/21/25	829	842,930
0.90%, 03/11/26	501	459,765
1.15%, 05/13/26	409	376,032
2.45%, 03/03/27	1,243	1,190,544
3.20%, 01/25/28	829	812,501
2.00%, 03/20/28	660	608,647
3.25%, 05/22/29	130	125,052
2.75%, 10/01/29	179	165,612
4.63%, 03/22/30	179	185,922
1.65%, 03/11/31	413	344,895
2.30%, 05/13/31	829	728,485
2.90%, 03/03/32	660	609,952
CI Financial Corp., 3.20%, 12/17/30	496	388,145
Credit Suisse USA, Inc., 7.13%, 07/15/32	300	338,875
FS KKR Capital Corp.
4.63%, 07/15/24(a)	413	412,560
1.65%, 10/12/24	413	382,718
4.13%, 02/01/25	26	24,959
3.40%, 01/15/26	829	755,011
2.63%, 01/15/27	329	279,852
3.25%, 07/15/27	413	361,590
3.13%, 10/12/28	213	174,940
Golub Capital BDC, Inc.
2.50%, 08/24/26	130	112,945
2.05%, 02/15/27	145	119,068
Invesco Finance PLC, 4.00%, 01/30/24	163	163,815
Jefferies Group LLC, 2.75%, 10/15/32	459	362,500
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	829	840,300
4.15%, 01/23/30	329	304,634
2.63%, 10/15/31	329	265,501
Kreditanstalt fuer Wiederaufbau
0.25%, 10/19/23	5,809	5,619,046
2.63%, 02/28/24	829	824,107
0.25%, 03/08/24	2,489	2,382,222
1.38%, 08/05/24	2,489	2,409,725
2.50%, 11/20/24	1,659	1,639,977
2.00%, 05/02/25	1,659	1,617,979
3.13%, 06/10/25	3,000	3,015,179
0.38%, 07/18/25	3,319	3,079,037
0.63%, 01/22/26	1,659	1,534,061
2.88%, 04/03/28	4,150	4,152,537
1.75%, 09/14/29	1,243	1,158,439
0.75%, 09/30/30	2,489	2,116,956
Landwirtschaftliche Rentenbank
2.00%, 01/13/25	829	810,645
2.38%, 06/10/25	1,659	1,633,278
0.88%, 09/03/30	1,659	1,425,277
Series 40, 0.50%, 05/27/25	1,659	1,549,750
Lazard Group LLC, 4.38%, 03/11/29	179	174,610

Security	Par (000)	Value

Capital Markets (continued)
Main Street Capital Corp., 3.00%, 07/14/26	$130	$115,892
Morgan Stanley Domestic Holdings, Inc., 4.50%, 06/20/28	829	847,303
Nomura Holdings, Inc.
2.65%, 01/16/25	585	563,664
5.10%, 07/03/25	400	409,094
1.85%, 07/16/25	600	558,046
1.65%, 07/14/26	500	447,565
2.33%, 01/22/27	478	433,710
5.39%, 07/06/27	400	409,131
2.17%, 07/14/28	400	343,443
2.71%, 01/22/29	478	418,952
5.61%, 07/06/29	400	412,519
3.10%, 01/16/30	235	204,223
2.68%, 07/16/30	310	260,369
Northern Trust Corp.
4.00%, 05/10/27	483	496,849
3.65%, 08/03/28(a)	163	163,485
3.15%, 05/03/29	413	398,237
Oesterreichische Kontrollbank AG, 1.50%, 02/12/25	829	800,049
Owl Rock Capital Corp.
4.00%, 03/30/25	286	275,974
3.75%, 07/22/25	198	188,706
3.40%, 07/15/26	829	746,897
2.63%, 01/15/27	225	191,027
2.88%, 06/11/28	274	224,057
Owl Rock Capital Corp. III, 3.13%, 04/13/27(d)	130	111,485
OWL Rock Core Income Corp., 5.50%, 03/21/25(d)	200	193,338
Prospect Capital Corp.
3.36%, 11/15/26	393	339,460
3.44%, 10/15/28	225	177,117
Sixth Street Specialty Lending, Inc., 3.88%, 11/01/24	413	398,472
State Street Corp.
3.30%, 12/16/24	333	334,573
2.65%, 05/19/26	829	809,349
2.40%, 01/24/30	225	202,704
(SOFR + 0.56%), 1.68%, 11/18/27(c)	745	680,565
(SOFR + 0.73%), 2.20%, 02/07/28(c)	279	259,764
(SOFR + 0.94%), 2.35%, 11/01/25(c)	351	341,683
(SOFR + 1.00%), 2.62%, 02/07/33(c)	123	108,298
(SOFR + 1.49%), 3.03%, 11/01/34(c)	130	116,583
(SOFR + 2.60%), 2.90%, 03/30/26(c)	829	806,584
(SOFR + 2.65%), 3.15%, 03/30/31(c)	829	770,974

		80,002,468

Chemicals — 1.0%
Air Products & Chemicals, Inc.
1.50%, 10/15/25	483	458,883
1.85%, 05/15/27	342	320,105
2.05%, 05/15/30	355	318,761
Cabot Corp.
4.00%, 07/01/29	93	88,237
5.00%, 06/30/32	100	99,689
Celanese U.S. Holdings LLC, 1.40%, 08/05/26	130	110,654
Celanese US Holdings LLC
5.90%, 07/05/24	300	302,131
6.05%, 03/15/25	500	503,987
6.17%, 07/15/27	500	507,825
6.33%, 07/15/29	410	422,021
6.38%, 07/15/32	420	431,373

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Dow Chemical Co., 4.80%, 11/30/28	$475	$492,640
DuPont de Nemours, Inc.
4.21%, 11/15/23	959	967,849
4.73%, 11/15/28	1,243	1,291,278
Eastman Chemical Co.
3.80%, 03/15/25	869	865,788
4.50%, 12/01/28	179	180,406
Ecolab, Inc.
3.25%, 12/01/27	179	178,750
4.80%, 03/24/30	413	441,170
1.30%, 01/30/31	660	549,657
2.13%, 02/01/32(a)	829	729,056
EI du Pont de Nemours & Co.
1.70%, 07/15/25	660	630,440
2.30%, 07/15/30	660	588,175
FMC Corp.
3.20%, 10/01/26	100	96,496
3.45%, 10/01/29	55	51,441
Huntsman International LLC
4.50%, 05/01/29	300	285,299
2.95%, 06/15/31	120	101,738
International Flavors & Fragrances, Inc., 4.45%, 09/26/28	413	412,818
Linde, Inc.
2.65%, 02/05/25	107	105,653
3.20%, 01/30/26(a)	163	163,229
1.10%, 08/10/30	745	621,345
LYB International Finance III LLC
1.25%, 10/01/25	136	124,711
3.38%, 05/01/30	413	375,715
2.25%, 10/01/30	558	474,314
Mosaic Co.
4.25%, 11/15/23	829	835,517
4.05%, 11/15/27	829	829,705
Nutrien Ltd.
3.00%, 04/01/25	163	160,529
4.00%, 12/15/26	163	163,863
4.20%, 04/01/29	300	297,813
2.95%, 05/13/30	179	163,797
PPG Industries, Inc.
2.40%, 08/15/24	129	125,650
1.20%, 03/15/26	346	315,620
2.80%, 08/15/29	129	119,551
RPM International, Inc., 2.95%, 01/15/32	159	134,749
Sherwin-Williams Co.
3.95%, 01/15/26	413	414,902
3.45%, 06/01/27	563	555,466
2.95%, 08/15/29	512	472,025
2.20%, 03/15/32	211	177,555
Westlake Corp.
3.60%, 08/15/26	413	407,784
3.38%, 06/15/30	225	207,795

		18,673,955

Commercial Services & Supplies — 0.1%
GATX Corp.
3.25%, 09/15/26(a)	620	598,285
3.85%, 03/30/27	413	403,873
4.70%, 04/01/29	179	179,333
1.90%, 06/01/31	159	127,915

Security	Par (000)	Value

Commercial Services & Supplies (continued)
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/32	$250	$206,688
Verisk Analytics, Inc.
4.00%, 06/15/25	163	163,745
4.13%, 03/15/29	413	408,819

		2,088,658

Communications Equipment — 0.3%
Cisco Systems, Inc.
2.20%, 09/20/23	829	821,823
3.63%, 03/04/24	829	837,827
2.95%, 02/28/26	293	292,239
2.50%, 09/20/26	829	816,474
Juniper Networks, Inc., 3.75%, 08/15/29	413	389,085
Motorola Solutions, Inc.
4.60%, 02/23/28	413	413,323
4.60%, 05/23/29	799	782,454
2.30%, 11/15/30	694	567,008

		4,920,233

Construction Materials — 0.0%
Carlisle Cos., Inc., 2.20%, 03/01/32	225	181,510

Consumer Discretionary — 0.1%
Cintas Corp. No. 2
3.45%, 05/01/25	159	159,365
3.70%, 04/01/27	413	416,844
GXO Logistics, Inc.
1.65%, 07/15/26	129	111,913
2.65%, 07/15/31	413	323,578
Quanta Services, Inc.
2.90%, 10/01/30	343	295,938
2.35%, 01/15/32	150	121,102

		1,428,740

Consumer Finance — 2.2%
American Express Co.
3.70%, 08/03/23	1,659	1,665,882
0.75%, 11/03/23	413	400,559
3.40%, 02/22/24	439	438,137
3.38%, 05/03/24	123	122,799
2.50%, 07/30/24	541	529,964
3.00%, 10/30/24	829	820,899
3.63%, 12/05/24	225	223,580
2.25%, 03/04/25	209	202,417
3.95%, 08/01/25(b)	400	402,837
3.13%, 05/20/26	2,489	2,448,443
1.65%, 11/04/26	829	765,834
2.55%, 03/04/27	433	413,748
3.30%, 05/03/27	413	407,761
4.05%, 05/03/29	399	402,875
4.42%, 08/03/33(b)	400	405,980
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27	29	25,850
Automatic Data Processing, Inc.
1.70%, 05/15/28	480	444,965
1.25%, 09/01/30	409	347,686
Block Financial LLC, 3.88%, 08/15/30	229	214,280
Capital One Financial Corp.
3.90%, 01/29/24	829	829,493
3.75%, 04/24/24	163	162,473
3.30%, 10/30/24	829	814,138
3.20%, 02/05/25	163	159,473

7

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
Capital One Financial Corp. (continued)
4.25%, 04/30/25	$309	$311,139
4.20%, 10/29/25	279	279,240
3.75%, 07/28/26	150	147,191
3.75%, 03/09/27	413	406,234
3.65%, 05/11/27	409	394,481
3.80%, 01/31/28	829	801,821
(SOFR + 0.86%), 1.88%, 11/02/27(c)	829	739,796
(SOFR + 1.27%), 2.62%, 11/02/32(c)	413	341,506
(SOFR + 1.29%), 2.64%, 03/03/26(c)	362	343,990
(SOFR + 1.34%), 2.36%, 07/29/32(c)	829	652,059
(SOFR + 1.79%), 3.27%, 03/01/30(c)	562	509,023
(SOFR + 2.06%), 4.93%, 05/10/28(c)	620	626,230
(SOFR + 2.16%), 4.99%, 07/24/26(c)	750	756,860
Discover Financial Services
3.95%, 11/06/24	288	286,324
4.10%, 02/09/27	400	388,898
Equifax, Inc.
2.60%, 12/01/24	829	804,370
2.35%, 09/15/31	829	692,399
General Motors Co., 2.50%, 07/15/28	421	373,300
Global Payments, Inc.
2.65%, 02/15/25	600	577,254
1.20%, 03/01/26	400	359,551
4.80%, 04/01/26	413	416,445
2.15%, 01/15/27	404	366,310
3.20%, 08/15/29	163	145,012
2.90%, 05/15/30	404	347,860
2.90%, 11/15/31	321	269,935
Mastercard, Inc.
3.38%, 04/01/24	163	163,873
2.00%, 03/03/25	294	286,783
3.30%, 03/26/27	653	655,980
3.50%, 02/26/28	179	180,376
2.95%, 06/01/29	393	380,099
3.35%, 03/26/30	686	678,256
1.90%, 03/15/31	425	377,513
2.00%, 11/18/31	274	241,978
Moody’s Corp.
4.88%, 02/15/24	413	421,030
3.75%, 03/24/25	300	301,618
3.25%, 01/15/28	620	600,008
4.25%, 02/01/29	129	131,082
2.00%, 08/19/31(a)	222	188,530
PayPal Holdings, Inc.
2.40%, 10/01/24	970	953,357
1.65%, 06/01/25	362	347,792
2.65%, 10/01/26	829	807,627
2.85%, 10/01/29	506	474,896
2.30%, 06/01/30	384	343,944
4.40%, 06/01/32	430	445,984
S&P Global, Inc.
2.45%, 03/01/27(d)	700	669,617
4.75%, 08/01/28(d)	829	870,160
2.70%, 03/01/29(d)	130	122,271
4.25%, 05/01/29(d)	829	847,030
2.50%, 12/01/29	239	218,641
1.25%, 08/15/30	355	293,067
Synchrony Financial
4.88%, 06/13/25	35	34,901

Security	Par (000)	Value

Consumer Finance (continued)
Synchrony Financial (continued)
4.50%, 07/23/25	$123	$121,735
3.70%, 08/04/26	200	189,332
3.95%, 12/01/27	829	778,860
5.15%, 03/19/29	413	397,329
2.88%, 10/28/31(a)	736	582,074
Visa, Inc.
3.15%, 12/14/25	1,544	1,543,317
1.90%, 04/15/27	559	530,010
2.75%, 09/15/27	303	296,590
2.05%, 04/15/30	829	754,717
1.10%, 02/15/31	360	300,123
Western Union Co.
1.35%, 03/15/26	745	674,320
2.75%, 03/15/31	95	80,247

		41,272,368

Containers & Packaging — 0.4%
Amcor Flexibles North America, Inc.
4.00%, 05/17/25	313	311,806
2.63%, 06/19/30	205	174,212
2.69%, 05/25/31	213	181,181
Avery Dennison Corp., 2.25%, 02/15/32	413	336,927
Berry Global, Inc.
1.57%, 01/15/26(a)	829	755,002
1.65%, 01/15/27	413	366,124
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	829	833,300
Georgia-Pacific LLC, 8.88%, 05/15/31	433	578,638
Packaging Corp. of America, 3.00%, 12/15/29	130	119,241
Sonoco Products Co.
1.80%, 02/01/25	159	150,727
2.25%, 02/01/27	88	80,944
3.13%, 05/01/30	227	205,547
2.85%, 02/01/32	179	155,039
Suzano Austria GmbH
6.00%, 01/15/29	878	890,511
3.75%, 01/15/31	409	355,319
WestRock MWV LLC, 8.20%, 01/15/30	26	31,730
WRKCo, Inc.
4.65%, 03/15/26	320	326,938
3.38%, 09/15/27	413	397,385
4.00%, 03/15/28	829	824,760
4.90%, 03/15/29	829	855,844

		7,931,175

Diversified Financial Services — 17.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.50%, 01/15/25	300	288,999
Series 3NC1, 1.75%, 10/29/24	400	370,790
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	655	628,900
4.88%, 01/16/24	655	655,531
2.88%, 08/14/24	289	277,211
1.65%, 10/29/24	1,214	1,127,841
6.50%, 07/15/25	655	677,314
1.75%, 01/30/26	655	581,999
2.45%, 10/29/26	1,464	1,303,537
3.65%, 07/21/27	655	607,636
3.00%, 10/29/28	1,423	1,248,721

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (continued)
3.30%, 01/30/32	$1,500	$1,259,790
Air Lease Corp.
3.00%, 09/15/23	413	404,396
4.25%, 02/01/24	413	411,169
0.80%, 08/18/24	350	323,975
4.25%, 09/15/24	163	161,332
2.30%, 02/01/25	308	291,338
3.25%, 03/01/25	259	250,388
3.38%, 07/01/25	829	799,306
2.88%, 01/15/26	829	776,284
1.88%, 08/15/26	100	89,106
3.63%, 04/01/27(a)	1,000	941,690
3.63%, 12/01/27	130	119,583
2.10%, 09/01/28	413	342,620
3.25%, 10/01/29	413	358,712
3.00%, 02/01/30	329	277,170
3.13%, 12/01/30	309	260,450
Aircastle Ltd.
4.13%, 05/01/24	179	175,214
4.25%, 06/15/26	413	387,433
Ally Financial, Inc.
1.45%, 10/02/23	486	472,324
3.88%, 05/21/24	293	291,864
5.13%, 09/30/24	308	313,503
4.63%, 03/30/25	193	194,009
5.80%, 05/01/25(a)	293	303,285
4.75%, 06/09/27	500	494,295
2.20%, 11/02/28	285	242,412
8.00%, 11/01/31	929	1,050,857
Banco Santander SA
3.89%, 05/24/24	400	401,224
2.71%, 06/27/24	400	390,990
2.75%, 05/28/25	600	572,637
4.25%, 04/11/27	1,000	977,907
4.38%, 04/12/28(a)	400	390,033
3.49%, 05/28/30	200	180,212
2.75%, 12/03/30	800	644,153
(1 year CMT + 0.90%), 1.72%, 09/14/27(c)	2,200	1,942,243
(1 year CMT + 1.60%), 3.23%, 11/22/32(c)	600	473,319
Bank of America Corp.
4.13%, 01/22/24	1,659	1,682,719
4.00%, 04/01/24	413	417,770
4.20%, 08/26/24	1,450	1,464,421
4.00%, 01/22/25	620	622,149
3.88%, 08/01/25	716	722,761
4.45%, 03/03/26	1,111	1,127,170
3.50%, 04/19/26	534	532,073
4.25%, 10/22/26	1,069	1,075,929
3.25%, 10/21/27(a)	1,139	1,099,971
(3 mo. LIBOR US + 0.64%), 2.02%, 02/13/26(c)	1,160	1,098,152
(3 mo. LIBOR US + 0.81%), 3.37%, 01/23/26(c)	1,659	1,619,918
(3 mo. LIBOR US + 0.87%), 2.46%, 10/22/25(c)	317	304,536
(3 mo. LIBOR US + 0.97%), 3.46%, 03/15/25(c)	829	819,520
(3 mo. LIBOR US + 0.99%), 2.50%, 02/13/31(c)	1,453	1,268,551
(3 mo. LIBOR US + 1.04%), 3.42%, 12/20/28(c)	2,451	2,345,158
(3 mo. LIBOR US + 1.06%), 3.56%, 04/23/27(c)	829	809,688
(3 mo. LIBOR US + 1.07%), 3.97%, 03/05/29(c)	829	811,476
(3 mo. LIBOR US + 1.09%), 3.09%, 10/01/25(c)	829	807,460

Security	Par (000)	Value

Diversified Financial Services (continued)
Bank of America Corp. (continued)
(3 mo. LIBOR US + 1.18%), 3.19%, 07/23/30(c)	$1,214	$1,118,647
(3 mo. LIBOR US + 1.19%), 2.88%, 10/22/30(c)	829	752,120
(3 mo. LIBOR US + 1.21%), 3.97%, 02/07/30(c)	1,249	1,209,118
(3 mo. LIBOR US + 1.31%), 4.27%, 07/23/29(c)	1,201	1,194,081
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(c)	413	399,986
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(c)	829	807,431
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(c)	1,659	1,628,225
(5 year CMT + 1.20%), 2.48%, 09/21/36(c)	829	670,258
(5 year CMT + 2.00%), 3.85%, 03/08/37(c)	800	723,255
(SOFR + 0.65%), 1.53%, 12/06/25(c)	829	776,990
(SOFR + 0.67%), 1.84%, 02/04/25(c)	496	480,455
(SOFR + 0.69%), 0.98%, 04/22/25(c)	829	786,207
(SOFR + 0.74%), 0.81%, 10/24/24(c)	1,325	1,271,919
(SOFR + 0.96%), 1.73%, 07/22/27(c)	2,368	2,148,155
(SOFR + 1.01%), 1.20%, 10/24/26(c)	911	825,624
(SOFR + 1.05%), 2.55%, 02/04/28(c)	908	843,611
(SOFR + 1.06%), 2.09%, 06/14/29(c)	1,659	1,465,325
(SOFR + 1.11%), 3.84%, 04/25/25(c)	1,792	1,787,843
(SOFR + 1.15%), 1.32%, 06/19/26(c)	1,409	1,299,761
(SOFR + 1.21%), 2.57%, 10/20/32(c)	1,828	1,566,966
(SOFR + 1.32%), 2.69%, 04/22/32(c)	1,859	1,617,265
(SOFR + 1.33%), 3.38%, 04/02/26(c)	994	970,924
(SOFR + 1.33%), 2.97%, 02/04/33(c)	2,218	1,964,863
(SOFR + 1.37%), 1.92%, 10/24/31(c)	1,409	1,160,969
(SOFR + 1.53%), 1.90%, 07/23/31(c)	1,659	1,371,671
(SOFR + 1.75%), 4.83%, 07/22/26(c)	240	243,844
(SOFR + 1.83%), 4.57%, 04/27/33(c)	1,807	1,819,248
(SOFR + 2.04%), 4.95%, 07/22/28(c)	255	262,376
(SOFR + 2.15%), 2.59%, 04/29/31(c)	1,000	874,352
(SOFR + 2.16%), 5.02%, 07/22/33(c)	180	187,707
Series L, 3.95%, 04/21/25	1,037	1,037,572
Series L, 4.18%, 11/25/27	829	826,677
Series N, (SOFR + 0.91%), 1.66%, 03/11/27(c)	1,409	1,287,717
Series N, (SOFR + 1.22%), 2.65%, 03/11/32(c)	1,409	1,224,011
Bank of Nova Scotia
3.40%, 02/11/24	829	828,389
0.65%, 07/31/24	348	328,032
1.45%, 01/10/25	413	393,696
2.20%, 02/03/25	459	442,477
3.45%, 04/11/25	572	568,122
4.50%, 12/16/25	163	164,970
1.35%, 06/24/26	259	237,839
2.70%, 08/03/26	413	395,643
1.30%, 09/15/26	1,160	1,050,289
1.95%, 02/02/27	829	762,701
2.15%, 08/01/31	829	702,449
2.45%, 02/02/32	829	712,416
Barclays PLC
4.38%, 01/12/26	1,310	1,314,266
5.20%, 05/12/26	1,178	1,186,387
4.84%, 05/09/28	478	464,131
(1 year CMT + 1.05%), 2.28%, 11/24/27(c)	478	428,049
(1 year CMT + 1.20%), 2.67%, 03/10/32(c)	1,310	1,074,067
(3 mo. LIBOR US + 1.61%), 3.93%, 05/07/25(c)	3,319	3,266,585
(3 mo. LIBOR US + 1.90%), 4.97%, 05/16/29(c)	845	837,849
(3 mo. LIBOR US + 3.05%), 5.09%, 06/20/30(c)	478	455,273
(5 year CMT + 2.90%), 3.56%, 09/23/35(c)	478	396,705
Cboe Global Markets, Inc.
1.63%, 12/15/30(a)	159	133,197

9

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Cboe Global Markets, Inc. (continued)
3.00%, 03/16/32	$579	$535,913
Citigroup, Inc.
3.88%, 10/25/23	2,489	2,515,793
3.88%, 03/26/25	413	411,865
3.30%, 04/27/25	100	99,672
4.40%, 06/10/25	1,813	1,830,967
5.50%, 09/13/25	829	864,144
3.70%, 01/12/26	829	829,690
4.60%, 03/09/26	620	631,256
3.40%, 05/01/26	413	406,574
3.20%, 10/21/26	1,173	1,146,633
4.30%, 11/20/26	97	98,013
4.45%, 09/29/27	1,489	1,492,250
4.13%, 07/25/28	620	617,035
6.63%, 06/15/32	526	593,930
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(c)	1,069	1,056,374
(3 mo. LIBOR US + 1.15%), 3.52%, 10/27/28(c)	859	821,053
(3 mo. LIBOR US + 1.34%), 3.98%, 03/20/30(c)	973	942,054
(3 mo. LIBOR US + 1.39%), 3.67%, 07/24/28(c)	829	802,910
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(c)	829	812,189
(SOFR + 0.53%), 1.28%, 11/03/25(c)	366	342,496
(SOFR + 0.67%), 0.98%, 05/01/25(c)	572	541,562
(SOFR + 0.69%), 2.01%, 01/25/26(c)	1,190	1,129,211
(SOFR + 0.77%), 1.12%, 01/28/27(c)	974	874,617
(SOFR + 0.77%), 1.46%, 06/09/27(c)	1,059	953,407
(SOFR + 1.15%), 2.67%, 01/29/31(c)	829	731,338
(SOFR + 1.17%), 2.56%, 05/01/32(c)	998	857,379
(SOFR + 1.28%), 3.07%, 02/24/28(c)	829	787,227
(SOFR + 1.35%), 3.06%, 01/25/33(c)	1,243	1,104,947
(SOFR + 1.42%), 2.98%, 11/05/30(c)	829	747,932
(SOFR + 1.53%), 3.29%, 03/17/26(c)	572	558,808
(SOFR + 1.94%), 3.79%, 03/17/33(c)	3,477	3,279,687
(SOFR + 2.11%), 2.57%, 06/03/31(c)	1,243	1,081,014
(SOFR + 2.84%), 3.11%, 04/08/26(c)	1,160	1,127,535
(SOFR + 3.91%), 4.41%, 03/31/31(c)	1,990	1,969,514
Clorox Co., 3.10%, 10/01/27	413	403,329
CME Group, Inc.
3.00%, 03/15/25	286	284,969
3.75%, 06/15/28	179	181,742
2.65%, 03/15/32(a)	321	296,073
Credit Suisse Group AG
3.75%, 03/26/25	1,637	1,586,256
4.55%, 04/17/26	1,474	1,446,917
Deutsche Bank AG
3.70%, 05/30/24	140	138,130
4.10%, 01/13/26	288	286,141
(SOFR + 1.22%), 2.31%, 11/16/27(c)	667	579,650
(SOFR + 1.32%), 2.55%, 01/07/28(c)	1,348	1,183,658
(SOFR + 1.72%), 3.04%, 05/28/32(c)	609	500,623
(SOFR + 1.87%), 2.13%, 11/24/26(c)	919	823,508
(SOFR + 2.16%), 2.22%, 09/18/24(c)	940	908,389
(SOFR + 2.58%), 3.96%, 11/26/25(c)	381	367,863
(SOFR + 3.04%), 3.55%, 09/18/31(c)	559	481,115
General Motors Co.(c)
(SOFR + 0.94%), 2.63%, 02/18/26	676	651,223
(SOFR + 1.16%), 3.62%, 04/17/25	852	844,213
(SOFR + 1.29%), 2.94%, 01/21/33	1,662	1,484,534
(SOFR + 1.61%), 4.21%, 04/20/28	454	454,073
(SOFR + 1.67%), 4.68%, 07/17/26	215	218,551
(SOFR + 2.08%), 4.89%, 07/20/33	115	119,592

Security	Par (000)	Value

Diversified Financial Services (continued)
General Motors Co.(c) (continued)
(SOFR + 2.62%), 5.30%, 04/20/37	$546	$550,023
Goldman Sachs Group, Inc.
3.63%, 02/20/24	829	830,284
4.00%, 03/03/24	2,841	2,861,277
3.00%, 03/15/24	525	520,126
3.85%, 07/08/24	413	415,027
3.50%, 01/23/25	1,012	1,009,817
3.50%, 04/01/25	1,588	1,579,446
3.75%, 05/22/25	916	915,506
4.25%, 10/21/25	869	878,549
3.75%, 02/25/26	313	313,447
3.50%, 11/16/26	1,659	1,624,375
5.95%, 01/15/27	163	174,361
3.85%, 01/26/27	1,659	1,657,358
2.60%, 02/07/30	809	714,506
3.80%, 03/15/30	1,006	965,210
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(c)	1,659	1,608,686
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(a)(c)	829	812,829
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(c)	829	819,789
(3 mo. LIBOR US + 1.51%), 3.69%, 06/05/28(c)	1,023	997,938
(SOFR + 0.49%), 0.93%, 10/21/24(c)	829	796,596
(SOFR + 0.51%), 0.66%, 09/10/24(c)	609	585,158
(SOFR + 0.73%), 1.76%, 01/24/25(c)	1,243	1,198,831
(SOFR + 0.80%), 1.43%, 03/09/27(c)	1,223	1,104,952
(SOFR + 0.82%), 1.54%, 09/10/27(c)	1,659	1,484,925
(SOFR + 0.91%), 1.95%, 10/21/27(c)	1,367	1,247,524
(SOFR + 1.09%), 1.99%, 01/27/32(c)	1,210	996,637
(SOFR + 1.11%), 2.64%, 02/24/28(c)	943	878,777
(SOFR + 1.25%), 2.38%, 07/21/32(c)	1,623	1,369,239
(SOFR + 1.26%), 2.65%, 10/21/32(c)	831	715,118
(SOFR + 1.28%), 2.62%, 04/22/32(c)	1,518	1,309,304
(SOFR + 1.41%), 3.10%, 02/24/33(c)	1,894	1,692,409
(SOFR + 1.51%), 4.39%, 06/15/27(c)	620	623,661
(SOFR + 1.85%), 3.62%, 03/15/28(c)	470	456,565
Series VAR, (SOFR + 0.79%), 1.09%, 12/09/26(c)	889	802,998
Hercules Capital, Inc., 3.38%, 01/20/27	130	113,311
HSBC Holdings PLC
4.30%, 03/08/26	478	480,750
3.90%, 05/25/26	2,489	2,476,408
4.38%, 11/23/26	1,310	1,309,191
4.95%, 03/31/30	886	893,710
(3 mo. LIBOR US + 1.21%), 3.80%, 03/11/25(c)	1,878	1,854,309
(3 mo. LIBOR US + 1.35%), 4.29%, 09/12/26(c)	2,489	2,456,508
(3 mo. LIBOR US + 1.53%), 4.58%, 06/19/29(c)	2,489	2,431,219
(3 mo. LIBOR US + 1.55%), 4.04%, 03/13/28(c)	989	954,338
(3 mo. LIBOR US + 1.61%), 3.97%, 05/22/30(c)	489	458,523
(SOFR + 0.58%), 1.16%, 11/22/24(c)	530	507,976
(SOFR + 1.10%), 2.25%, 11/22/27(c)	818	738,460
(SOFR + 1.19%), 2.80%, 05/24/32(c)	2,264	1,901,574
(SOFR + 1.29%), 2.21%, 08/17/29(c)	800	683,350
(SOFR + 1.40%), 2.63%, 11/07/25(c)	478	457,403
(SOFR + 1.41%), 2.87%, 11/22/32(c)	1,310	1,097,591
(SOFR + 1.54%), 1.65%, 04/18/26(c)	1,140	1,051,086
(SOFR + 1.73%), 2.01%, 09/22/28(c)	478	416,304
(SOFR + 2.39%), 2.85%, 06/04/31(c)	1,310	1,124,295
(SOFR + 2.53%), 4.76%, 03/29/33(c)	535	507,962
Intercontinental Exchange, Inc.
3.65%, 05/23/25	243	244,616
3.75%, 12/01/25	923	930,902
4.00%, 09/15/27	1,145	1,153,089

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Intercontinental Exchange, Inc. (continued)
4.35%, 06/15/29	$953	$971,442
2.10%, 06/15/30	637	555,025
JPMorgan Chase & Co.
3.88%, 02/01/24	609	616,331
3.63%, 05/13/24	829	835,369
3.88%, 09/10/24	1,077	1,083,394
3.13%, 01/23/25	1,036	1,034,192
3.90%, 07/15/25	1,866	1,889,404
3.30%, 04/01/26	413	408,166
3.20%, 06/15/26	829	818,488
2.95%, 10/01/26	1,239	1,206,276
7.63%, 10/15/26	413	469,952
4.13%, 12/15/26	163	165,113
4.25%, 10/01/27	413	420,790
3.63%, 12/01/27	829	814,045
(3 mo. LIBOR US + 0.95%), 3.51%, 01/23/29(c)	829	793,738
(3 mo. LIBOR US + 1.00%), 4.02%, 12/05/24(c)	1,659	1,660,932
(3 mo. LIBOR US + 1.12%), 4.01%, 04/23/29(c)	919	899,852
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(c)	1,659	1,634,955
(3 mo. LIBOR US + 1.16%), 3.70%, 05/06/30(c)	829	792,800
(3 mo. LIBOR US + 1.26%), 4.20%, 07/23/29(c)	973	960,562
(3 mo. LIBOR US + 1.33%), 4.45%, 12/05/29(c)	1,023	1,023,084
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(c)	1,659	1,629,736
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(c)	1,450	1,404,844
(SOFR + 0.49%), 0.77%, 08/09/25(c)	829	773,850
(SOFR + 0.54%), 0.82%, 06/01/25(c)	1,081	1,016,485
(SOFR + 0.58%), 0.97%, 06/23/25(c)	829	779,744
(SOFR + 0.61%), 1.56%, 12/10/25(c)	829	781,084
(SOFR + 0.77%), 1.47%, 09/22/27(c)	829	741,173
(SOFR + 0.89%), 1.58%, 04/22/27(c)	225	204,378
(SOFR + 0.92%), 2.60%, 02/24/26(c)	572	549,262
(SOFR + 0.98%), 3.85%, 06/14/25(c)	200	199,435
(SOFR + 1.02%), 2.07%, 06/01/29(c)	1,160	1,024,776
(SOFR + 1.07%), 1.95%, 02/04/32(c)	1,659	1,378,333
(SOFR + 1.11%), 1.76%, 11/19/31(c)	829	677,863
(SOFR + 1.16%), 2.30%, 10/15/25(c)	413	396,213
(SOFR + 1.17%), 2.95%, 02/24/28(c)	534	504,933
(SOFR + 1.18%), 2.55%, 11/08/32(c)	1,244	1,069,170
(SOFR + 1.25%), 2.58%, 04/22/32(c)	1,000	867,911
(SOFR + 1.26%), 2.96%, 01/25/33(c)	1,957	1,740,878
(SOFR + 1.32%), 4.08%, 04/26/26(c)	2,194	2,192,248
(SOFR + 1.51%), 2.74%, 10/15/30(c)	1,539	1,379,845
(SOFR + 1.56%), 4.32%, 04/26/28(c)	2,298	2,307,487
(SOFR + 1.59%), 2.01%, 03/13/26(c)	1,077	1,018,481
(SOFR + 1.75%), 4.57%, 06/14/30(c)	200	201,102
(SOFR + 1.80%), 4.59%, 04/26/33(c)	198	200,484
(SOFR + 1.85%), 2.08%, 04/22/26(c)	1,422	1,346,207
(SOFR + 2.04%), 2.52%, 04/22/31(c)	1,325	1,162,636
(SOFR + 2.08%), 4.91%, 07/25/33(c)	1,400	1,459,791
(SOFR + 2.52%), 2.96%, 05/13/31(c)	1,659	1,483,013
(SOFR + 3.79%), 4.49%, 03/24/31(c)	1,659	1,668,713
Kimberly-Clark Corp.
2.75%, 02/15/26	413	406,824
2.00%, 11/02/31(a)	225	197,195
Lloyds Banking Group PLC
4.50%, 11/04/24	1,310	1,312,883
4.65%, 03/24/26	1,200	1,185,266
4.38%, 03/22/28	478	472,434
4.55%, 08/16/28	1,310	1,305,671
(1 year CMT + 1.60%), 3.51%, 03/18/26(c)	235	229,938

Security	Par (000)	Value

Diversified Financial Services (continued)
Lloyds Banking Group PLC (continued)
(1 year CMT + 1.80%), 3.75%, 03/18/28(c)	$478	$462,443
(1 year CMT + 3.50%), 3.87%, 07/09/25(c)	478	473,179
Mitsubishi UFJ Financial Group, Inc.
2.53%, 09/13/23	478	472,879
2.80%, 07/18/24	478	468,030
3.29%, 07/25/27	829	796,632
3.96%, 03/02/28	829	817,663
3.74%, 03/07/29	1,659	1,591,148
2.56%, 02/25/30	1,310	1,146,355
2.05%, 07/17/30	1,310	1,096,732
5.13%, 07/20/33	500	521,105
(1 year CMT + 0.55%), 0.95%, 07/19/25(c)	1,883	1,764,158
(1 year CMT + 0.68%), 0.85%, 09/15/24(c)	1,310	1,263,256
(1 year CMT + 0.75%), 1.54%, 07/20/27(c)	1,500	1,341,592
(1 year CMT + 0.95%), 2.31%, 07/20/32(c)	1,310	1,087,034
(1 year CMT + 1.95%), 5.02%, 07/20/28(c)	500	513,837
Mizuho Financial Group, Inc.
3.17%, 09/11/27	478	449,859
2.56%, 09/13/31	1,310	1,072,614
(1 year CMT + 0.67%), 1.23%, 05/22/27(c)	1,310	1,158,004
(3 mo. LIBOR US + 1.00%), 3.92%, 09/11/24(c)	1,310	1,306,989
(3 mo. LIBOR US + 1.13%), 3.15%, 07/16/30(c)	478	430,721
(3 mo. LIBOR US + 1.27%), 4.25%, 09/11/29(c)	600	583,197
(SOFR + 0.87%), 0.85%, 09/08/24(c)	1,310	1,263,127
(SOFR + 1.36%), 2.56%, 09/13/25(c)	236	226,850
(SOFR + 1.77%), 2.20%, 07/10/31(c)	478	394,991
Morgan Stanley
3.70%, 10/23/24	1,243	1,249,455
4.00%, 07/23/25	1,662	1,675,626
5.00%, 11/24/25	1,036	1,067,392
3.88%, 01/27/26	1,450	1,459,254
3.13%, 07/27/26	413	404,099
4.35%, 09/08/26	1,243	1,253,179
3.63%, 01/20/27	1,659	1,650,455
3.95%, 04/23/27	163	160,883
(3 mo. LIBOR US + 1.14%), 3.77%, 01/24/29(c)	1,189	1,163,666
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28(c)	1,866	1,805,608
(3 mo. LIBOR US + 1.63%), 4.43%, 01/23/30(c)	620	621,205
(SOFR + 0.51%), 0.79%, 01/22/25(c)	413	392,646
(SOFR + 0.53%), 0.79%, 05/30/25(c)	1,212	1,138,192
(SOFR + 0.56%), 1.16%, 10/21/25(c)	989	923,565
(SOFR + 0.72%), 0.99%, 12/10/26(c)	1,493	1,340,169
(SOFR + 0.86%), 1.51%, 07/20/27(c)	1,584	1,430,404
(SOFR + 0.88%), 1.59%, 05/04/27(c)	59	53,734
(SOFR + 1.00%), 2.48%, 01/21/28(c)	1,181	1,099,903
(SOFR + 1.02%), 1.93%, 04/28/32(c)	972	800,485
(SOFR + 1.03%), 1.79%, 02/13/32(c)	1,642	1,342,799
(SOFR + 1.14%), 2.70%, 01/22/31(c)	1,659	1,483,240
(SOFR + 1.15%), 2.72%, 07/22/25(c)	500	486,749
(SOFR + 1.18%), 2.24%, 07/21/32(c)	413	348,380
(SOFR + 1.20%), 2.51%, 10/20/32(c)	1,364	1,170,309
(SOFR + 1.36%), 2.48%, 09/16/36(c)	2,231	1,804,981
(SOFR + 1.99%), 2.19%, 04/28/26(c)	1,196	1,138,880
(SOFR + 3.12%), 3.62%, 04/01/31(c)	1,186	1,129,378
Series F, 3.88%, 04/29/24	163	164,339
Nasdaq, Inc.
3.85%, 06/30/26	496	500,961
1.65%, 01/15/31	243	200,401
NatWest Group PLC
3.88%, 09/12/23	478	477,082

11

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
NatWest Group PLC (continued)
6.00%, 12/19/23	$829	$844,848
4.80%, 04/05/26	478	482,796
(1 year CMT + 0.90%), 1.64%, 06/14/27(c)	1,100	980,821
(1 year CMT + 2.27%), 5.52%, 09/30/28(c)	525	538,181
(3 mo. LIBOR US + 1.75%), 4.89%, 05/18/29(c)	478	472,636
(3 mo. LIBOR US + 1.76%), 4.27%, 03/22/25(c)	478	473,761
(3 mo. LIBOR US + 1.87%), 4.45%, 05/08/30(c)	478	459,976
(3 mo. LIBOR US + 1.91%), 5.08%, 01/27/30(c)	478	476,624
(5 year CMT + 2.10%), 3.75%, 11/01/29(c)	1,725	1,656,680
ORIX Corp.
2.25%, 03/09/31	413	354,435
4.00%, 04/13/32	313	306,123
Rexford Industrial Realty LP
2.13%, 12/01/30	329	273,162
2.15%, 09/01/31	366	300,137
Sumitomo Mitsui Financial Group, Inc.
3.94%, 10/16/23	829	833,991
2.45%, 09/27/24	1,310	1,271,226
2.35%, 01/15/25	1,310	1,260,770
1.47%, 07/08/25	1,310	1,222,875
3.78%, 03/09/26	2,489	2,475,360
2.63%, 07/14/26	829	787,066
1.40%, 09/17/26	982	884,529
3.01%, 10/19/26	163	157,070
3.36%, 07/12/27	829	800,750
3.35%, 10/18/27	413	396,810
3.54%, 01/17/28	309	298,075
1.90%, 09/17/28	982	847,913
3.04%, 07/16/29	440	401,173
3.20%, 09/17/29	413	373,759
2.72%, 09/27/29	478	426,099
2.13%, 07/08/30	1,310	1,105,911
1.71%, 01/12/31	235	188,618

		327,017,675

Diversified Telecommunication Services — 1.7%
AT&T, Inc.
0.90%, 03/25/24	1,659	1,593,489
1.70%, 03/25/26	2,654	2,476,923
4.25%, 03/01/27(a)	2,000	2,042,001
2.30%, 06/01/27	900	839,532
1.65%, 02/01/28	3,000	2,667,586
4.35%, 03/01/29	1,000	1,008,720
4.30%, 02/15/30	1,000	1,001,564
2.75%, 06/01/31	1,659	1,488,073
British Telecommunications PLC
5.13%, 12/04/28	478	483,054
9.63%, 12/15/30	1,076	1,363,896
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	1,299	1,663,246
Telefonica Emisiones SA, 4.10%, 03/08/27	655	651,291
Telefonica Europe BV, 8.25%, 09/15/30	225	273,073
Verizon Communications, Inc.
0.75%, 03/22/24	276	265,381
3.50%, 11/01/24	163	163,441
3.38%, 02/15/25	539	540,716
0.85%, 11/20/25	551	507,254
1.45%, 03/20/26	583	545,633
2.63%, 08/15/26	745	721,063
4.13%, 03/16/27	1,331	1,363,370

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
2.10%, 03/22/28	$1,170	$1,070,256
4.33%, 09/21/28	1,795	1,841,038
3.88%, 02/08/29	409	407,813
4.02%, 12/03/29	1,589	1,594,637
3.15%, 03/22/30	829	782,443
1.68%, 10/30/30	459	383,797
1.75%, 01/20/31	889	743,679
2.55%, 03/21/31	1,738	1,544,343
2.36%, 03/15/32	1,856	1,602,995

		31,630,307

Education — 0.0%
Yale University, Series 2020, 1.48%, 04/15/30	98	84,706

Electric Utilities — 4.2%
AEP Texas, Inc.
3.95%, 06/01/28	413	410,572
4.70%, 05/15/32	130	133,414
AEP Transmission Co. LLC, 3.10%, 12/01/26	413	405,281
AES Corp.
1.38%, 01/15/26	829	748,645
2.45%, 01/15/31(a)	413	349,093
Alabama Power Co., Series 20-A, 1.45%, 09/15/30(a)	179	150,969
Allegion PLC, 3.50%, 10/01/29	413	375,869
Allegion U.S. Holding Co., Inc., 5.41%, 07/01/32	500	512,011
Ameren Corp.
2.50%, 09/15/24	525	510,447
1.95%, 03/15/27	637	582,738
3.50%, 01/15/31	829	786,523
American Electric Power Co., Inc.
2.03%, 03/15/24	313	304,510
2.30%, 03/01/30	225	195,403
Series J, 4.30%, 12/01/28	413	413,077
Series N, 1.00%, 11/01/25	413	375,340
Appalachian Power Co., 4.50%, 08/01/32	200	201,284
Arizona Public Service Co.
3.15%, 05/15/25	163	160,594
2.60%, 08/15/29	413	371,016
2.20%, 12/15/31	129	108,211
Avangrid, Inc., 3.20%, 04/15/25	300	294,049
Baltimore Gas & Electric Co.
2.40%, 08/15/26	129	123,727
2.25%, 06/15/31	239	211,386
Berkshire Hathaway Energy Co.
3.75%, 11/15/23	413	416,031
3.50%, 02/01/25	28	28,191
4.05%, 04/15/25	409	417,958
3.25%, 04/15/28	413	403,751
3.70%, 07/15/30	413	410,330
1.65%, 05/15/31	699	587,674
Black Hills Corp.
3.95%, 01/15/26	130	130,410
3.05%, 10/15/29	342	305,216
CenterPoint Energy, Inc.
2.50%, 09/01/24	350	338,927
1.45%, 06/01/26	156	142,771
2.95%, 03/01/30	129	118,667
2.65%, 06/01/31	670	592,904
Cleco Corporate Holdings LLC
3.74%, 05/01/26	413	404,444
3.38%, 09/15/29	413	374,999

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
CMS Energy Corp., 3.45%, 08/15/27	$129	$125,890
Commonwealth Edison Co.
2.55%, 06/15/26	163	158,622
3.70%, 08/15/28	413	413,278
Connecticut Light & Power Co.
Series A, 3.20%, 03/15/27	413	409,614
Series A, 2.05%, 07/01/31	660	581,753
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28	413	415,363
2.40%, 06/15/31(a)	829	741,410
Series 20A, 3.35%, 04/01/30	193	187,240
Series D, 4.00%, 12/01/28	413	418,123
Constellation Energy Generation LLC, 3.25%, 06/01/25	350	340,704
Dominion Energy South Carolina, Inc., Series A, 2.30%, 12/01/31	130	115,232
Dominion Energy, Inc.
3.07%, 08/15/24(e)	413	405,525
3.90%, 10/01/25	259	260,146
Series A, 1.45%, 04/15/26	130	120,650
Series C, 3.38%, 04/01/30	493	468,517
Series C, 2.25%, 08/15/31	388	333,952
DTE Electric Co.
3.65%, 03/15/24	129	129,971
Series A, 1.90%, 04/01/28	413	378,378
Series A, 3.00%, 03/01/32	279	262,196
DTE Energy Co.
2.95%, 03/01/30(a)	79	72,094
Series C, 2.53%, 10/01/24(e)	229	222,698
Series C, 3.40%, 06/15/29	581	548,697
Series F, 1.05%, 06/01/25	741	687,317
Duke Energy Carolinas LLC
2.45%, 02/01/30	329	300,572
2.55%, 04/15/31	225	204,668
2.85%, 03/15/32	458	422,901
Series A, 6.00%, 12/01/28(a)	413	457,914
Duke Energy Corp.
3.95%, 10/15/23	163	163,779
3.75%, 04/15/24	413	414,702
0.90%, 09/15/25	222	204,228
2.65%, 09/01/26	413	395,916
3.15%, 08/15/27	413	399,021
2.45%, 06/01/30	306	269,338
2.55%, 06/15/31	829	724,718
(5 year CMT + 2.32%), 3.25%, 01/15/82(c)	516	409,474
Duke Energy Florida LLC
2.50%, 12/01/29	286	262,837
1.75%, 06/15/30	388	333,201
2.40%, 12/15/31	679	602,947
Duke Energy Progress LLC
3.38%, 09/01/23	163	163,256
3.70%, 09/01/28	300	300,496
3.45%, 03/15/29	413	404,650
2.00%, 08/15/31	26	22,504
3.40%, 04/01/32	313	303,274
Edison International
3.55%, 11/15/24(a)	113	111,243
5.75%, 06/15/27	201	210,652
4.13%, 03/15/28	179	172,202
Emera U.S. Finance LP
0.83%, 06/15/24	416	390,997

Security	Par (000)	Value

Electric Utilities (continued)
Emera U.S. Finance LP (continued)
3.55%, 06/15/26	$240	$232,960
2.64%, 06/15/31	145	124,447
Emerson Electric Co.
2.00%, 12/21/28	413	376,941
2.20%, 12/21/31	225	200,080
Entergy Corp.
0.90%, 09/15/25	549	499,951
2.95%, 09/01/26	829	796,507
1.90%, 06/15/28	329	291,338
2.80%, 06/15/30	231	204,114
2.40%, 06/15/31	496	417,803
Entergy Louisiana LLC
4.05%, 09/01/23	163	163,971
5.40%, 11/01/24	139	143,880
1.60%, 12/15/30	243	201,407
Entergy Mississippi LLC, 2.85%, 06/01/28	413	388,109
Evergy Kansas Central, Inc., 2.55%, 07/01/26	288	277,059
Evergy Metro, Inc., 3.65%, 08/15/25	97	97,400
Evergy, Inc.
2.45%, 09/15/24	413	400,879
2.90%, 09/15/29	413	373,727
Eversource Energy
2.90%, 03/01/27	313	300,907
2.55%, 03/15/31	413	364,000
3.38%, 03/01/32	313	293,011
Series H, 3.15%, 01/15/25	59	58,108
Series M, 3.30%, 01/15/28	143	137,629
Series O, 4.25%, 04/01/29	193	194,156
Series Q, 0.80%, 08/15/25	660	602,421
Series U, 1.40%, 08/15/26	413	373,823
Exelon Corp.
3.95%, 06/15/25	620	622,432
3.40%, 04/15/26	620	614,469
2.75%, 03/15/27(d)	97	92,756
4.05%, 04/15/30	829	821,999
Florida Power & Light Co.
2.85%, 04/01/25	557	554,571
3.13%, 12/01/25	413	413,101
2.45%, 02/03/32	519	473,693
Fortis, Inc., 3.06%, 10/04/26	829	791,313
Georgia Power Co.
4.70%, 05/15/32	430	446,894
Series A, 2.20%, 09/15/24	129	125,047
Series B, 2.65%, 09/15/29	229	207,436
Interstate Power & Light Co.
3.25%, 12/01/24	163	161,536
4.10%, 09/26/28	225	227,179
IPALCO Enterprises, Inc., 4.25%, 05/01/30	179	170,466
ITC Holdings Corp., 3.25%, 06/30/26	129	125,682
MidAmerican Energy Co., 3.65%, 04/15/29	413	412,931
National Rural Utilities Cooperative Finance Corp.
3.40%, 11/15/23	159	159,211
2.85%, 01/27/25	163	160,818
1.88%, 02/07/25	413	399,369
3.45%, 06/15/25	130	130,143
1.00%, 06/15/26	600	550,739
3.40%, 02/07/28	259	253,222
2.40%, 03/15/30	686	618,181
2.75%, 04/15/32	413	376,627
4.02%, 11/01/32	600	597,927

13

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
National Rural Utilities Cooperative Finance Corp. (continued)
Series D, 1.00%, 10/18/24	$620	$587,639
Nevada Power Co., Series DD, 2.40%, 05/01/30	329	295,319
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24	300	304,484
4.45%, 06/20/25	300	309,321
1.88%, 01/15/27	736	680,685
3.55%, 05/01/27	829	820,954
4.63%, 07/15/27	1,000	1,037,573
1.90%, 06/15/28	566	507,267
2.75%, 11/01/29	159	145,646
2.25%, 06/01/30	658	578,856
2.44%, 01/15/32	399	348,917
5.00%, 07/15/32	670	715,984
Northern States Power Co., 2.25%, 04/01/31	100	90,340
Ohio Power Co., Series Q, 1.63%, 01/15/31	359	299,014
Oklahoma Gas & Electric Co., 3.25%, 04/01/30	79	74,752
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25	480	437,626
3.70%, 11/15/28	293	293,522
2.75%, 05/15/30	829	781,514
Pacific Gas & Electric Co.
4.25%, 08/01/23	655	657,822
4.95%, 06/08/25	500	494,340
3.15%, 01/01/26	659	613,390
5.45%, 06/15/27	500	496,201
2.10%, 08/01/27	483	412,996
3.30%, 12/01/27	655	583,113
3.00%, 06/15/28	516	454,411
4.20%, 03/01/29	620	565,142
4.55%, 07/01/30	1,059	976,336
2.50%, 02/01/31	1,243	992,783
4.40%, 03/01/32	143	127,769
5.90%, 06/15/32	750	748,453
Pacific Gas and Electric Co., 3.45%, 07/01/25	800	765,573
Potomac Electric Power Co., 3.60%, 03/15/24	163	163,546
Public Service Co. of Colorado
3.70%, 06/15/28	129	129,123
Series 35, 1.90%, 01/15/31	660	576,286
Series 38, 4.10%, 06/01/32	150	154,520
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31	413	356,239
Public Service Electric & Gas Co.
3.20%, 05/15/29	413	402,235
2.45%, 01/15/30	329	303,580
1.90%, 08/15/31(a)	679	589,451
Public Service Enterprise Group, Inc.
0.84%, 11/08/23	259	250,248
2.88%, 06/15/24	829	817,387
0.80%, 08/15/25	209	190,800
Puget Energy, Inc.
3.65%, 05/15/25	163	160,025
2.38%, 06/15/28	329	295,379
4.10%, 06/15/30	413	392,272
4.22%, 03/15/32	279	267,128
San Diego Gas & Electric Co.
Series NNN, 3.60%, 09/01/23	163	163,621
Series VVV, 1.70%, 10/01/30(a)	413	351,415

Security	Par (000)	Value

Electric Utilities (continued)
Sempra Energy
3.30%, 04/01/25	$610	$603,187
3.40%, 02/01/28	359	349,987
3.70%, 04/01/29	159	154,420
(5 year CMT + 2.87%), 4.13%, 04/01/52(c)	413	348,643
Sierra Pacific Power Co., 2.60%, 05/01/26	136	130,948
Southern California Edison Co.
2.85%, 08/01/29	184	167,464
2.25%, 06/01/30	179	154,862
2.75%, 02/01/32	413	362,710
Series C, 4.20%, 06/01/25	276	279,387
Series D, 4.70%, 06/01/27	300	308,069
Series E, 3.70%, 08/01/25	309	309,119
Series G, 2.50%, 06/01/31	149	129,400
Series K, 0.98%, 08/01/24	350	331,961
Southern Co.
4.48%, 08/01/24(e)	350	353,063
3.25%, 07/01/26	413	406,207
Series B, (5 year CMT + 3.73%), 4.00%, 01/15/51(c)	829	772,082
Southern Power Co., 4.15%, 12/01/25	650	655,869
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28(a)	179	178,426
Tampa Electric Co., 3.88%, 07/12/24	65	65,257
Tucson Electric Power Co., 1.50%, 08/01/30	116	95,939
Union Electric Co.
2.95%, 06/15/27	129	125,574
2.15%, 03/15/32	179	155,270
Virginia Electric & Power Co.
2.30%, 11/15/31(a)	413	365,411
2.40%, 03/30/32	130	115,874
Series A, 3.15%, 01/15/26	458	454,186
Series A, 3.50%, 03/15/27	620	622,077
Series A, 3.80%, 04/01/28	413	415,278
Series A, 2.88%, 07/15/29	55	51,976
Series B, 3.75%, 05/15/27	400	405,384
WEC Energy Group, Inc.
0.55%, 09/15/23	259	251,017
3.55%, 06/15/25	132	131,273
Wisconsin Electric Power Co., 1.70%, 06/15/28	159	143,913
Wisconsin Power & Light Co.
3.00%, 07/01/29	129	122,321
1.95%, 09/16/31	194	165,984
Xcel Energy, Inc.
3.30%, 06/01/25	218	216,288
3.35%, 12/01/26	413	405,626
1.75%, 03/15/27	413	377,922
4.00%, 06/15/28	229	229,208
2.60%, 12/01/29	130	117,388
2.35%, 11/15/31	329	282,899
4.60%, 06/01/32	397	411,428

		78,345,956

Electrical Equipment — 0.0%
Tyco Electronics Group SA, 2.50%, 02/04/32	55	49,690
Vontier Corp., 1.80%, 04/01/26	496	436,440

		486,130

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp.
2.80%, 02/15/30	829	751,631

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronic Equipment, Instruments & Components (continued)
Amphenol Corp. (continued)
2.20%, 09/15/31	$243	$206,405
Arrow Electronics, Inc.
4.00%, 04/01/25	413	409,856
2.95%, 02/15/32	329	278,870
Avnet, Inc.
3.00%, 05/15/31	413	347,562
5.50%, 06/01/32	130	129,996
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24	620	630,714
2.67%, 12/01/26	660	600,719
4.25%, 04/01/28	329	303,476
3.28%, 12/01/28	660	580,151
3.25%, 02/15/29(a)	371	319,053
3.57%, 12/01/31	300	255,239
Keysight Technologies, Inc., 3.00%, 10/30/29	660	602,442
Rockwell Automation, Inc., 1.75%, 08/15/31	159	135,644
TD SYNNEX Corp.
1.25%, 08/09/24	300	281,539
1.75%, 08/09/26	829	741,635
2.38%, 08/09/28	179	154,203
2.65%, 08/09/31	413	340,858

		7,069,993

Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.- Obligor, Inc.
1.23%, 12/15/23	745	723,564
2.06%, 12/15/26	566	526,458
3.34%, 12/15/27	371	359,524
3.14%, 11/07/29	243	224,962
Halliburton Co.
3.80%, 11/15/25	151	151,286
2.92%, 03/01/30(a)	329	301,583
NOV, Inc., 3.60%, 12/01/29	179	163,062

		2,450,439

Environmental, Maintenance & Security Service — 0.2%
Republic Services, Inc.
2.50%, 08/15/24	133	130,390
3.20%, 03/15/25	163	160,890
3.95%, 05/15/28	300	301,438
1.45%, 02/15/31	727	600,244
1.75%, 02/15/32	829	680,302
Waste Connections, Inc.
2.20%, 01/15/32	229	196,151
3.20%, 06/01/32	342	317,942
Waste Management, Inc.
0.75%, 11/15/25	179	164,473
3.15%, 11/15/27	829	813,521
2.00%, 06/01/29	159	142,306
1.50%, 03/15/31	829	691,900

		4,199,557

Equity Real Estate Investment Trusts (REITs) — 3.8%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26	620	627,385
3.95%, 01/15/27	413	413,599
3.38%, 08/15/31	679	620,286
1.88%, 02/01/33	233	182,525

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
American Campus Communities Operating Partnership LP
3.30%, 07/15/26	$129	$127,987
2.25%, 01/15/29	413	391,439
2.85%, 02/01/30	413	399,148
3.88%, 01/30/31	126	126,893
American Homes 4 Rent LP
4.25%, 02/15/28	200	195,880
4.90%, 02/15/29	129	127,999
American Tower Corp.
0.60%, 01/15/24	500	477,526
5.00%, 02/15/24	389	395,916
3.38%, 05/15/24	259	256,795
2.95%, 01/15/25	413	403,593
2.40%, 03/15/25	483	462,966
1.60%, 04/15/26	421	384,060
1.45%, 09/15/26	191	170,799
3.38%, 10/15/26	413	398,417
2.75%, 01/15/27	359	336,326
3.65%, 03/15/27	201	196,097
1.50%, 01/31/28	243	210,942
3.95%, 03/15/29	413	398,522
3.80%, 08/15/29	413	394,961
2.90%, 01/15/30	447	398,728
2.10%, 06/15/30	309	258,255
1.88%, 10/15/30	799	651,035
2.70%, 04/15/31	496	429,424
2.30%, 09/15/31	591	490,695
4.05%, 03/15/32	366	350,333
AvalonBay Communities, Inc.
3.45%, 06/01/25	26	25,845
3.20%, 01/15/28	159	153,134
1.90%, 12/01/28	496	441,867
3.30%, 06/01/29	191	181,785
2.45%, 01/15/31	691	615,080
2.05%, 01/15/32	625	534,444
Boston Properties LP
3.13%, 09/01/23	163	162,021
3.20%, 01/15/25	829	814,847
3.65%, 02/01/26(a)	123	121,494
4.50%, 12/01/28	829	827,261
2.90%, 03/15/30	397	348,588
3.25%, 01/30/31	829	735,324
2.55%, 04/01/32	615	508,627
Brandywine Operating Partnership LP, 4.55%, 10/01/29	413	401,805
Brixmor Operating Partnership LP
3.65%, 06/15/24	620	610,832
3.85%, 02/01/25	300	296,003
4.13%, 06/15/26	163	161,302
4.13%, 05/15/29	286	270,239
2.50%, 08/16/31	745	599,080
Broadstone Net Lease LLC, 2.60%, 09/15/31	470	384,984
Camden Property Trust, 2.80%, 05/15/30	293	266,853
Corporate Office Properties LP
2.00%, 01/15/29	130	106,338
2.75%, 04/15/31	179	146,262
Crown Castle International Corp.
3.20%, 09/01/24	300	296,534
4.45%, 02/15/26	350	353,951
3.70%, 06/15/26	209	206,180

15

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Crown Castle International Corp. (continued)
1.05%, 07/15/26	$409	$363,922
4.00%, 03/01/27	829	822,695
2.90%, 03/15/27	130	123,355
3.65%, 09/01/27	400	389,020
3.80%, 02/15/28	409	397,888
2.25%, 01/15/31	829	702,907
2.10%, 04/01/31	393	327,370
CubeSmart LP
2.25%, 12/15/28	207	179,549
3.00%, 02/15/30	93	83,872
2.00%, 02/15/31	413	337,259
Digital Realty Trust LP
3.70%, 08/15/27	829	809,627
3.60%, 07/01/29	620	584,841
Duke Realty LP
3.25%, 06/30/26	413	403,076
2.88%, 11/15/29	447	412,022
1.75%, 07/01/30	243	204,007
1.75%, 02/01/31	191	159,822
2.25%, 01/15/32	210	180,639
EPR Properties
4.50%, 04/01/25(a)	130	127,142
4.75%, 12/15/26	225	212,089
4.50%, 06/01/27	225	208,960
4.95%, 04/15/28	225	209,959
3.75%, 08/15/29	225	194,229
Equinix, Inc.
2.63%, 11/18/24	691	669,499
1.25%, 07/15/25	393	362,434
1.00%, 09/15/25	829	755,512
1.45%, 05/15/26	325	295,954
2.90%, 11/18/26	64	60,908
1.55%, 03/15/28	691	601,498
2.00%, 05/15/28	308	270,190
3.20%, 11/18/29(a)	374	344,688
2.15%, 07/15/30	413	349,278
2.50%, 05/15/31	733	628,404
ERP Operating LP
3.25%, 08/01/27	413	398,272
3.50%, 03/01/28	179	173,724
3.00%, 07/01/29	607	564,666
2.50%, 02/15/30	333	297,677
1.85%, 08/01/31	229	193,050
Essex Portfolio LP
3.88%, 05/01/24	26	25,972
4.00%, 03/01/29	179	175,054
3.00%, 01/15/30	130	117,402
2.55%, 06/15/31	110	94,793
2.65%, 03/15/32	300	256,578
Extra Space Storage LP
2.55%, 06/01/31	413	350,578
2.35%, 03/15/32	205	166,194
Federal Realty OP LP
3.25%, 07/15/27	413	396,831
3.50%, 06/01/30	660	610,740
GLP Capital LP/GLP Financing II, Inc.
3.35%, 09/01/24(a)	140	134,865
5.30%, 01/15/29	829	818,542
4.00%, 01/15/30	311	280,998
Healthcare Realty Holdings LP, 3.10%, 02/15/30	229	202,212

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Healthpeak Properties, Inc.
4.00%, 06/01/25	$163	$162,950
1.35%, 02/01/27	113	100,908
2.13%, 12/01/28	350	310,811
3.50%, 07/15/29	243	229,100
3.00%, 01/15/30	438	396,356
Highwoods Realty LP
4.13%, 03/15/28	163	158,584
3.05%, 02/15/30	413	362,451
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25	123	120,832
Series H, 3.38%, 12/15/29	229	199,044
Series J, 2.90%, 12/15/31	329	264,005
Hudson Pacific Properties LP, 4.65%, 04/01/29	179	172,893
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	231	198,252
2.00%, 08/15/31	130	102,024
4.15%, 04/15/32	496	465,054
Kilroy Realty LP
3.05%, 02/15/30	179	157,614
2.50%, 11/15/32(a)	308	246,623
Kimco Realty Corp.
3.30%, 02/01/25	288	284,008
2.80%, 10/01/26	413	393,004
2.25%, 12/01/31	163	135,492
Life Storage LP
4.00%, 06/15/29	129	121,541
2.20%, 10/15/30	61	50,318
2.40%, 10/15/31	355	291,814
Mid-America Apartments LP
4.30%, 10/15/23	130	130,804
1.10%, 09/15/26	198	176,609
3.60%, 06/01/27	413	404,961
3.95%, 03/15/29	413	403,511
2.75%, 03/15/30	163	146,215
1.70%, 02/15/31	126	102,760
National Retail Properties, Inc., 4.30%, 10/15/28	129	127,633
Office Properties Income Trust
4.50%, 02/01/25	250	235,123
2.40%, 02/01/27	143	113,555
Omega Healthcare Investors, Inc.
4.38%, 08/01/23	98	97,669
4.50%, 01/15/25(a)	150	149,485
4.50%, 04/01/27	163	157,189
4.75%, 01/15/28	413	399,211
3.63%, 10/01/29	496	429,671
Phillips Edison Grocery Co., 2.63%, 11/15/31	95	75,461
Physicians Realty LP, 2.63%, 11/01/31	413	343,874
Piedmont Operating Partnership LP, 3.15%, 08/15/30	413	350,364
Prologis LP
2.25%, 04/15/30	427	382,672
1.25%, 10/15/30	300	246,920
Public Storage
1.50%, 11/09/26(a)	657	606,545
1.85%, 05/01/28	198	177,630
1.95%, 11/09/28	642	570,555
2.30%, 05/01/31	219	191,928
2.25%, 11/09/31	408	354,552
Rayonier LP, 2.75%, 05/17/31	591	508,831
Realty Income Corp.
0.75%, 03/15/26	475	424,669

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Realty Income Corp. (continued)
4.13%, 10/15/26	$829	$835,911
3.00%, 01/15/27	829	796,475
3.95%, 08/15/27	413	411,446
3.40%, 01/15/28	413	399,404
3.25%, 06/15/29	207	197,885
3.10%, 12/15/29	413	386,266
3.25%, 01/15/31(a)	554	516,819
2.85%, 12/15/32	179	160,037
Regency Centers LP
2.95%, 09/15/29	179	160,627
3.70%, 06/15/30	413	387,170
Sabra Health Care LP
3.90%, 10/15/29	129	116,059
3.20%, 12/01/31	413	337,682
Safehold Operating Partnership LP, 2.80%, 06/15/31	129	107,473
Simon Property Group LP
2.00%, 09/13/24	862	835,042
3.38%, 10/01/24	413	410,466
3.30%, 01/15/26	293	288,846
1.38%, 01/15/27	579	517,330
3.38%, 06/15/27	620	601,916
2.45%, 09/13/29	413	362,623
2.65%, 07/15/30	829	726,363
2.25%, 01/15/32	579	479,028
2.65%, 02/01/32	229	195,493
SITE Centers Corp., 4.25%, 02/01/26	163	161,832
Spirit Realty LP
3.20%, 01/15/27	79	74,318
4.00%, 07/15/29	350	327,044
3.40%, 01/15/30	413	366,590
STORE Capital Corp., 2.70%, 12/01/31	413	340,496
Sun Communities Operating LP
2.30%, 11/01/28	231	201,784
2.70%, 07/15/31	607	505,358
4.20%, 04/15/32	201	187,738
Tanger Properties LP, 3.88%, 07/15/27	79	75,571
UDR, Inc.
4.40%, 01/26/29	129	128,057
3.20%, 01/15/30	413	375,782
3.00%, 08/15/31	413	364,077
Ventas Realty LP
3.50%, 04/15/24	179	177,334
2.65%, 01/15/25	538	517,692
4.13%, 01/15/26	186	184,616
3.25%, 10/15/26	413	394,968
4.00%, 03/01/28	243	238,050
3.00%, 01/15/30	229	205,847
4.75%, 11/15/30	179	179,318
2.50%, 09/01/31	579	491,038
VICI Properties LP
4.38%, 05/15/25	64	63,273
4.75%, 02/15/28	558	548,116
4.95%, 02/15/30(a)	500	489,726
Vornado Realty LP, 3.50%, 01/15/25	163	157,751
Welltower, Inc.
3.63%, 03/15/24	413	412,264
4.00%, 06/01/25	1,036	1,035,075
4.25%, 04/01/26	288	289,823
2.05%, 01/15/29	512	445,141

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Welltower, Inc. (continued)
4.13%, 03/15/29	$229	$223,037
3.10%, 01/15/30	829	752,426
2.75%, 01/15/31	209	181,424
2.80%, 06/01/31	282	244,562
2.75%, 01/15/32	413	353,491
3.85%, 06/15/32	231	217,758
Weyerhaeuser Co.
4.00%, 11/15/29	829	808,683
7.38%, 03/15/32	145	172,378
WP Carey, Inc.
3.85%, 07/15/29	393	374,814
2.45%, 02/01/32	572	475,218

		71,084,880

Food & Staples Retailing — 1.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	179	203,528
Campbell Soup Co.
3.30%, 03/19/25	413	408,868
2.38%, 04/24/30	159	138,750
Conagra Brands, Inc.
4.30%, 05/01/24	829	833,994
4.60%, 11/01/25	829	840,822
1.38%, 11/01/27	323	279,430
4.85%, 11/01/28(a)	500	510,210
Costco Wholesale Corp.
3.00%, 05/18/27	393	392,275
1.60%, 04/20/30	1,243	1,089,535
1.75%, 04/20/32	413	355,842
Dollar Tree, Inc.
4.00%, 05/15/25	400	402,389
4.20%, 05/15/28	829	829,771
2.65%, 12/01/31	413	357,123
General Mills, Inc.
3.65%, 02/15/24	413	414,842
3.20%, 02/10/27	163	160,396
4.20%, 04/17/28	829	848,498
2.88%, 04/15/30	229	211,301
2.25%, 10/14/31	579	499,777
Kellogg Co.
2.65%, 12/01/23	179	177,587
4.30%, 05/15/28	179	182,959
2.10%, 06/01/30	159	136,348
Kraft Heinz Foods Co.
3.00%, 06/01/26	994	962,558
3.88%, 05/15/27	702	698,041
4.63%, 01/30/29	163	166,157
3.75%, 04/01/30(a)	371	356,527
4.25%, 03/01/31	163	160,745
6.75%, 03/15/32	130	150,581
Kroger Co.
3.50%, 02/01/26(a)	408	408,676
2.65%, 10/15/26	829	796,576
3.70%, 08/01/27	413	411,138
4.50%, 01/15/29	229	234,402
2.20%, 05/01/30	193	169,289
1.70%, 01/15/31	183	151,907
McCormick & Co., Inc.
0.90%, 02/15/26	308	278,805
2.50%, 04/15/30	209	184,435

17

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food & Staples Retailing (continued)
McCormick & Co., Inc. (continued)
1.85%, 02/15/31	$64	$53,227
Sysco Corp.
3.75%, 10/01/25	26	26,136
3.30%, 07/15/26	520	513,483
3.25%, 07/15/27	829	806,713
5.95%, 04/01/30	829	912,628
2.45%, 12/14/31(a)	413	360,277
Target Corp.
3.50%, 07/01/24	829	836,674
2.25%, 04/15/25	527	515,818
2.50%, 04/15/26	163	159,737
1.95%, 01/15/27	346	328,716
3.38%, 04/15/29	829	823,093
2.35%, 02/15/30	811	743,807
2.65%, 09/15/30	161	150,172
Walgreens Boots Alliance, Inc.
0.95%, 11/17/23	829	804,692
3.80%, 11/18/24	450	450,226
3.45%, 06/01/26	378	376,895
3.20%, 04/15/30	159	145,698
Walmart, Inc.
3.30%, 04/22/24	550	551,941
2.85%, 07/08/24	1,000	997,141
1.05%, 09/17/26	156	145,308
5.88%, 04/05/27	800	895,118
3.70%, 06/26/28	550	563,520
1.50%, 09/22/28	453	409,611
1.80%, 09/22/31	734	651,164

		26,625,877

Food Products — 0.3%
Archer-Daniels-Midland Co.
2.50%, 08/11/26(a)	350	341,712
2.90%, 03/01/32	123	115,852
Bunge Ltd. Finance Corp.
3.75%, 09/25/27	179	176,031
2.75%, 05/14/31	579	499,120
Hershey Co.
2.05%, 11/15/24	413	402,811
2.45%, 11/15/29	413	383,059
Hormel Foods Corp., 1.70%, 06/03/28	277	253,830
J M Smucker Co.
3.50%, 03/15/25	336	336,189
2.13%, 03/15/32	179	150,170
Mondelez International, Inc.
1.50%, 05/04/25	288	273,715
2.63%, 03/17/27	259	247,003
2.75%, 04/13/30	759	692,264
1.50%, 02/04/31	480	392,547
1.88%, 10/15/32	413	337,396
Tyson Foods, Inc.
3.95%, 08/15/24(a)	459	461,864
4.00%, 03/01/26	300	303,367
3.55%, 06/02/27	829	816,224

		6,183,154

Health Care Equipment & Supplies — 0.8%
Abbott Laboratories
3.75%, 11/30/26	1,174	1,205,157
1.15%, 01/30/28	438	394,265

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Abbott Laboratories (continued)
1.40%, 06/30/30(a)	$366	$317,668
Baxter International, Inc.
1.32%, 11/29/24	600	567,573
2.60%, 08/15/26(a)	603	575,642
1.92%, 02/01/27	502	463,213
2.27%, 12/01/28	446	403,206
3.95%, 04/01/30	413	404,434
Becton Dickinson & Co.
3.36%, 06/06/24	374	371,355
3.73%, 12/15/24	282	282,314
3.70%, 06/06/27	701	694,397
2.82%, 05/20/30	388	353,972
1.96%, 02/11/31	890	755,616
Boston Scientific Corp.
3.45%, 03/01/24	724	725,068
2.65%, 06/01/30	829	752,981
Danaher Corp., 3.35%, 09/15/25	225	223,666
DH Europe Finance II Sarl
2.20%, 11/15/24	829	802,559
2.60%, 11/15/29	366	339,188
PerkinElmer, Inc.
0.85%, 09/15/24(a)	350	328,119
1.90%, 09/15/28	430	370,728
3.30%, 09/15/29	329	303,471
2.25%, 09/15/31	156	128,422
Smith & Nephew PLC, 2.03%, 10/14/30	360	296,087
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	334	292,597
Stryker Corp.
3.38%, 05/15/24	209	209,017
3.38%, 11/01/25	480	475,908
3.50%, 03/15/26	413	412,266
Thermo Fisher Scientific, Inc.
1.22%, 10/18/24	1,000	954,953
1.75%, 10/15/28	313	286,672
2.60%, 10/01/29	802	756,755
2.00%, 10/15/31	163	145,034
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25	700	690,532
2.60%, 11/24/31	261	223,308

		15,506,143

Health Care Providers & Services — 1.6%
Aetna, Inc., 3.50%, 11/15/24	239	237,958
AmerisourceBergen Corp.
3.45%, 12/15/27	620	609,725
2.80%, 05/15/30(a)	329	296,527
2.70%, 03/15/31	413	366,215
Ascension Health, Series B, 2.53%, 11/15/29	97	89,006
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	57	48,038
Bon Secours Mercy Health, Inc., 3.46%, 06/01/30	130	125,718
Cardinal Health, Inc.
3.50%, 11/15/24	163	162,332
3.75%, 09/15/25	413	412,638
3.41%, 06/15/27	829	817,809
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31(a)	130	114,527
CHRISTUS Health, Series C, 4.34%, 07/01/28	100	102,145
CommonSpirit Health
2.76%, 10/01/24	1,862	1,815,902

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
CommonSpirit Health (continued)
1.55%, 10/01/25	$120	$111,632
3.35%, 10/01/29	338	313,444
2.78%, 10/01/30	230	201,800
Elevance Health, Inc.
3.50%, 08/15/24	163	162,817
3.35%, 12/01/24	350	347,564
2.38%, 01/15/25	603	587,069
1.50%, 03/15/26	820	764,219
3.65%, 12/01/27	829	831,955
2.25%, 05/15/30	649	576,794
2.55%, 03/15/31	579	519,456
HCA, Inc.
5.00%, 03/15/24	750	760,857
5.38%, 02/01/25	1,000	1,020,027
5.25%, 04/15/25	829	844,473
5.88%, 02/15/26	550	568,199
5.25%, 06/15/26	829	841,177
5.38%, 09/01/26	400	412,600
4.50%, 02/15/27	400	397,603
3.13%, 03/15/27(d)	942	887,173
5.63%, 09/01/28	550	570,080
5.88%, 02/01/29	600	627,912
4.13%, 06/15/29	620	596,665
2.38%, 07/15/31	829	684,605
3.63%, 03/15/32(d)	775	703,567
Humana, Inc.
3.85%, 10/01/24	413	414,957
1.35%, 02/03/27	633	568,200
3.70%, 03/23/29	288	282,540
3.13%, 08/15/29	413	385,732
2.15%, 02/03/32	384	325,811
Kaiser Foundation Hospitals, 3.15%, 05/01/27	413	409,471
McKesson Corp.
3.80%, 03/15/24	293	293,885
1.30%, 08/15/26	745	676,553
3.95%, 02/16/28	129	128,346
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31	130	106,541
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	243	221,404
Sutter Health
Series 20A, 2.29%, 08/15/30	194	170,821
Series 20-A, 1.32%, 08/15/25	63	58,898
Toledo Hospital, Series B, 5.33%, 11/15/28	59	55,162
UnitedHealth Group, Inc.
2.38%, 08/15/24	312	308,400
3.75%, 07/15/25	829	844,909
1.25%, 01/15/26	136	127,362
3.10%, 03/15/26	413	411,448
1.15%, 05/15/26	824	766,307
3.45%, 01/15/27	413	416,858
3.38%, 04/15/27	829	835,303
2.95%, 10/15/27	350	344,560
3.85%, 06/15/28	829	848,994
4.00%, 05/15/29	350	359,113
2.88%, 08/15/29	416	399,075
2.00%, 05/15/30	236	210,946

Security	Par (000)	Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
2.30%, 05/15/31	$948	$859,510
Universal Health Services, Inc.(d)
1.65%, 09/01/26	745	651,086
2.65%, 01/15/32	195	155,610

		30,168,030

Health Care Technology — 0.2%
Laboratory Corp. of America Holdings
4.00%, 11/01/23	26	26,121
3.25%, 09/01/24	229	227,354
2.30%, 12/01/24	829	801,776
1.55%, 06/01/26	425	390,581
3.60%, 09/01/27	413	408,058
2.70%, 06/01/31	156	138,424
Quest Diagnostics, Inc.
4.25%, 04/01/24	163	164,277
3.50%, 03/30/25	305	302,534
4.20%, 06/30/29	163	163,452
2.95%, 06/30/30	350	320,608
2.80%, 06/30/31	329	293,447

		3,236,632

Hotels, Restaurants & Leisure — 0.7%
Choice Hotels International, Inc., 3.70%, 12/01/29	130	117,585
GLP Capital LP/GLP Financing II, Inc., 5.25%, 06/01/25	329	326,122
Hyatt Hotels Corp.
5.63%, 04/23/25	500	509,872
4.38%, 09/15/28	229	221,827
6.00%, 04/23/30(a)	413	425,121
Marriott International, Inc.
Series EE, 5.75%, 05/01/25	502	523,728
Series FF, 4.63%, 06/15/30	829	811,226
Series GG, 3.50%, 10/15/32	400	357,027
Series R, 3.13%, 06/15/26	829	799,876
Series X, 4.00%, 04/15/28	829	804,866
McDonald’s Corp.
3.25%, 06/10/24	329	329,057
3.38%, 05/26/25	413	413,606
3.30%, 07/01/25	55	54,957
3.70%, 01/30/26	829	840,863
3.50%, 03/01/27	829	829,367
3.50%, 07/01/27	360	359,946
3.80%, 04/01/28	829	834,021
3.60%, 07/01/30	315	309,773
Starbucks Corp.
3.85%, 10/01/23	163	164,045
3.80%, 08/15/25	829	838,035
4.00%, 11/15/28	413	417,582
3.55%, 08/15/29	336	326,335
2.25%, 03/12/30	829	728,810
2.55%, 11/15/30	660	588,081
3.00%, 02/14/32(a)	628	574,456

		12,506,184

Household Durables — 0.2%
DR Horton, Inc.
2.50%, 10/15/24	350	338,598

19

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Durables (continued)
DR Horton, Inc. (continued)
1.30%, 10/15/26	$241	$212,786
1.40%, 10/15/27	179	153,644
Leggett & Platt, Inc.
3.80%, 11/15/24	130	129,774
4.40%, 03/15/29	179	176,929
Lennar Corp.
4.75%, 05/30/25	159	160,305
4.75%, 11/29/27	309	311,812
MDC Holdings, Inc., 2.50%, 01/15/31	130	96,736
PulteGroup, Inc., 7.88%, 06/15/32	200	232,291
Toll Brothers Finance Corp.
4.88%, 11/15/25	26	26,028
4.88%, 03/15/27	225	221,685
4.35%, 02/15/28	225	212,957
3.80%, 11/01/29	225	202,260
Whirlpool Corp.
4.75%, 02/26/29	250	255,289
2.40%, 05/15/31	159	136,717
4.70%, 05/14/32	130	132,308

		3,000,119

Household Products — 0.0%
Church & Dwight Co., Inc., 2.30%, 12/15/31	129	113,254

Industrial Conglomerates — 0.0%
Pentair Finance Sarl, 5.90%, 07/15/32(a)	400	415,974

Insurance — 2.1%
Aegon NV, (6 mo. LIBOR US + 3.54%), 5.50%, 04/11/48(c)	300	289,558
Aflac, Inc.
3.63%, 11/15/24	163	163,992
1.13%, 03/15/26	129	118,312
2.88%, 10/15/26(a)	620	605,641
Alleghany Corp., 3.63%, 05/15/30	579	558,742
Allstate Corp.
3.28%, 12/15/26	620	615,486
1.45%, 12/15/30	193	158,857
Series B, (3 mo. LIBOR US + 2.94%), 5.75%, 08/15/53(c)	286	265,133
American Equity Investment Life Holding Co., 5.00%, 06/15/27	200	200,171
American International Group, Inc.
4.13%, 02/15/24(a)	59	59,627
2.50%, 06/30/25	829	798,332
3.75%, 07/10/25	308	307,861
3.90%, 04/01/26	573	573,287
4.20%, 04/01/28	500	503,241
Aon Corp.
4.50%, 12/15/28	129	130,678
3.75%, 05/02/29	829	807,032
2.80%, 05/15/30	393	355,371
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27	450	430,592
2.05%, 08/23/31	413	344,958
2.60%, 12/02/31	286	249,667
Aon Global Ltd.
3.50%, 06/14/24	829	827,058
3.88%, 12/15/25	496	498,137
Arch Capital Finance LLC, 4.01%, 12/15/26	179	178,997

Security	Par (000)	Value

Insurance (continued)
Arthur J Gallagher & Co., 2.40%, 11/09/31	$413	$348,737
Assurant, Inc.
3.70%, 02/22/30	150	137,385
2.65%, 01/15/32	143	115,921
Assured Guaranty U.S. Holdings, Inc., 5.00%, 07/01/24	28	28,646
Athene Holding Ltd., 6.15%, 04/03/30	659	683,133
AXA SA, 8.60%, 12/15/30	454	553,180
AXIS Specialty Finance PLC, 4.00%, 12/06/27	200	195,986
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27(a)	637	618,135
1.85%, 03/12/30	413	365,356
1.45%, 10/15/30	745	631,754
Berkshire Hathaway, Inc., 3.13%, 03/15/26	1,160	1,163,343
Brighthouse Financial, Inc., 5.63%, 05/15/30	229	230,502
Brown & Brown, Inc.
2.38%, 03/15/31	829	681,853
4.20%, 03/17/32	156	146,979
Chubb INA Holdings, Inc.
3.35%, 05/15/24	413	414,102
3.15%, 03/15/25	829	825,203
3.35%, 05/03/26	657	658,201
1.38%, 09/15/30(a)	354	293,101
CNA Financial Corp.
4.50%, 03/01/26	288	292,249
3.90%, 05/01/29	413	397,325
Corebridge Financial, Inc.(d)
3.50%, 04/04/25	425	415,657
3.65%, 04/05/27	475	457,455
3.85%, 04/05/29	425	403,755
3.90%, 04/05/32	225	209,425
Enstar Group Ltd., 3.10%, 09/01/31	591	476,905
Equitable Holdings, Inc., 4.35%, 04/20/28	829	834,880
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30	229	223,368
Fidelity National Financial, Inc., 3.40%, 06/15/30	413	371,007
First American Financial Corp.
4.60%, 11/15/24	130	130,009
2.40%, 08/15/31	142	112,289
Globe Life, Inc.
2.15%, 08/15/30	129	107,312
4.80%, 06/15/32	160	161,272
Hanover Insurance Group, Inc.
4.50%, 04/15/26	496	500,031
2.50%, 09/01/30	413	344,891
Hartford Financial Services Group, Inc., 2.80%, 08/19/29	413	376,717
Jackson Financial, Inc.
5.17%, 06/08/27	200	201,752
3.13%, 11/23/31(d)	179	145,378
Kemper Corp., 3.80%, 02/23/32	26	23,809
Lincoln National Corp.
4.00%, 09/01/23	130	130,833
3.80%, 03/01/28	1,243	1,216,190
Loews Corp.
3.75%, 04/01/26	413	415,812
3.20%, 05/15/30	541	505,655
Manulife Financial Corp.
4.15%, 03/04/26	413	415,809
2.48%, 05/19/27	179	167,670

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Manulife Financial Corp. (continued)
3.70%, 03/16/32(a)	$123	$116,904
(5 year USD ICE Swap + 1.65%), 4.06%, 02/24/32(c)	413	386,171
Markel Corp., 3.35%, 09/17/29	393	368,510
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24	413	415,247
3.50%, 06/03/24	829	828,173
3.50%, 03/10/25	413	412,888
3.75%, 03/14/26	829	833,372
4.38%, 03/15/29	829	844,699
2.25%, 11/15/30	286	249,776
MetLife, Inc.
3.00%, 03/01/25	167	165,271
4.55%, 03/23/30	829	857,383
Old Republic International Corp.
4.88%, 10/01/24	163	165,031
3.88%, 08/26/26	250	246,446
Primerica, Inc., 2.80%, 11/19/31	136	117,540
Principal Financial Group, Inc.
3.40%, 05/15/25	163	161,181
3.10%, 11/15/26	129	124,032
3.70%, 05/15/29(a)	189	181,913
2.13%, 06/15/30	229	194,925
Progressive Corp.
2.45%, 01/15/27	413	398,060
2.50%, 03/15/27	194	186,615
4.00%, 03/01/29	225	228,623
3.00%, 03/15/32	190	177,590
Prudential Financial, Inc.
1.50%, 03/10/26	179	166,790
3.88%, 03/27/28	577	580,795
(3 mo. LIBOR US + 2.67%), 5.70%, 09/15/48(c)	829	830,137
(3 mo. LIBOR US + 3.04%), 5.20%, 03/15/44(c)	288	277,322
(5 year CMT + 3.04%), 3.70%, 10/01/50(c)	329	287,787
(5 year CMT + 3.16%), 5.13%, 03/01/52(c)	393	375,286
Prudential PLC
3.13%, 04/14/30	829	771,276
3.63%, 03/24/32	413	391,302
Reinsurance Group of America, Inc., 3.90%, 05/15/29	393	378,299
Trinity Acquisition PLC, 4.40%, 03/15/26	413	414,758
Unum Group, 4.00%, 06/15/29	129	123,312
Voya Financial, Inc., 3.65%, 06/15/26	288	283,333
Willis North America, Inc.
4.65%, 06/15/27	339	341,770
4.50%, 09/15/28	193	192,397

		39,244,616

Interactive Media & Services — 0.4%
Alphabet, Inc.
3.38%, 02/25/24(a)	413	415,876
0.45%, 08/15/25	113	105,363
2.00%, 08/15/26	823	795,144
0.80%, 08/15/27	447	404,228
1.10%, 08/15/30	538	459,711
Baidu, Inc.
3.08%, 04/07/25	560	545,098
4.13%, 06/30/25	478	477,264
eBay, Inc.
1.90%, 03/11/25	829	792,430
1.40%, 05/10/26	325	299,013

Security	Par (000)	Value

Interactive Media & Services (continued)
eBay, Inc. (continued)
3.60%, 06/05/27	$829	$820,876
2.70%, 03/11/30	829	731,383
2.60%, 05/10/31	254	218,583
JD.com, Inc., 3.38%, 01/14/30	478	442,614
Weibo Corp., 3.50%, 07/05/24	350	339,019

		6,846,602

Internet & Direct Marketing Retail — 0.9%
Alibaba Group Holding Ltd.
3.60%, 11/28/24	982	974,105
3.40%, 12/06/27	478	461,624
Amazon.com, Inc.
0.45%, 05/12/24	1,440	1,379,447
2.80%, 08/22/24	2,443	2,432,733
1.00%, 05/12/26	1,409	1,306,254
3.30%, 04/13/27	1,210	1,218,134
1.20%, 06/03/27	509	464,466
3.15%, 08/22/27	1,431	1,430,838
1.65%, 05/12/28	1,409	1,289,462
3.45%, 04/13/29	1,152	1,160,293
1.50%, 06/03/30	839	729,871
2.10%, 05/12/31	1,659	1,492,692
3.60%, 04/13/32	1,726	1,747,387

		16,087,306

Internet Software & Services — 0.2%
Booking Holdings, Inc.
3.60%, 06/01/26	343	345,048
4.63%, 04/13/30	829	852,952
Expedia Group, Inc.
5.00%, 02/15/26	413	417,784
3.80%, 02/15/28	620	578,284
3.25%, 02/15/30	683	589,863
2.95%, 03/15/31	397	327,611
VeriSign, Inc.
5.25%, 04/01/25	179	182,743
4.75%, 07/15/27	179	177,875
2.70%, 06/15/31	244	207,671

		3,679,831

IT Services — 1.1%
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26	201	198,452
2.90%, 12/01/29	413	372,697
2.60%, 05/01/31	381	331,381
CGI, Inc.
1.45%, 09/14/26	413	370,481
2.30%, 09/14/31	413	340,805
Citrix Systems, Inc., 4.50%, 12/01/27	829	832,172
DXC Technology Co.
1.80%, 09/15/26	496	446,646
2.38%, 09/15/28	329	287,285
Fidelity National Information Services, Inc.
0.60%, 03/01/24	421	400,661
4.50%, 07/15/25	30	30,459
1.15%, 03/01/26	492	446,599
4.70%, 07/15/27	85	86,931
1.65%, 03/01/28	562	493,810
2.25%, 03/01/31	484	408,660
5.10%, 07/15/32	30	31,158
Fiserv, Inc.
2.75%, 07/01/24	808	796,044

21

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

IT Services (continued)
Fiserv, Inc. (continued)
3.85%, 06/01/25	$350	$348,864
3.20%, 07/01/26	800	778,877
2.25%, 06/01/27	393	360,556
4.20%, 10/01/28	829	829,862
3.50%, 07/01/29	1,364	1,292,906
2.65%, 06/01/30(a)	291	256,100
Genpact Luxembourg Sarl, 3.38%, 12/01/24	129	127,018
International Business Machines Corp.
3.63%, 02/12/24	507	509,077
3.00%, 05/15/24	1,059	1,052,719
3.45%, 02/19/26	700	700,794
3.30%, 05/15/26	1,243	1,237,594
3.30%, 01/27/27	655	651,703
1.70%, 05/15/27	881	808,704
4.15%, 07/27/27	1,000	1,022,946
3.50%, 05/15/29	1,119	1,089,848
1.95%, 05/15/30	459	398,656
4.40%, 07/27/32	1,000	1,026,250
5.88%, 11/29/32	163	185,711
Kyndryl Holdings, Inc.(d)
2.05%, 10/15/26	300	253,380
3.15%, 10/15/31	260	194,382
Leidos, Inc.
3.63%, 05/15/25	200	197,794
2.30%, 02/15/31	620	512,327

		19,710,309

Leisure Products — 0.1%
Hasbro, Inc.
3.00%, 11/19/24	413	404,398
3.55%, 11/19/26	225	218,901
3.50%, 09/15/27	163	157,105
3.90%, 11/19/29	225	213,287

		993,691

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.
2.75%, 09/15/29	534	482,396
2.30%, 03/12/31	572	489,094

		971,490

Machinery — 1.1%
Brunswick Corp.
2.40%, 08/18/31	194	148,729
4.40%, 09/15/32	329	294,052
Caterpillar Financial Services Corp.
3.65%, 12/07/23	829	835,731
0.95%, 01/10/24(a)	329	319,490
2.85%, 05/17/24	1,659	1,652,312
3.30%, 06/09/24	163	163,627
2.15%, 11/08/24	374	366,974
3.40%, 05/13/25	1,300	1,306,844
0.80%, 11/13/25	829	765,396
1.15%, 09/14/26	745	684,920
1.70%, 01/08/27(a)	413	386,099
Caterpillar, Inc.
3.40%, 05/15/24	413	414,931
2.60%, 04/09/30	413	388,695
1.90%, 03/12/31	753	668,426
CNH Industrial Capital LLC
3.95%, 05/23/25	201	200,054

Security	Par (000)	Value

Machinery (continued)
CNH Industrial Capital LLC (continued)
1.88%, 01/15/26	$179	$164,830
1.45%, 07/15/26	142	128,415
CNH Industrial NV, 4.50%, 08/15/23	239	239,912
Crane Holdings Co., 4.45%, 12/15/23	59	59,669
Deere & Co.
2.75%, 04/15/25	829	819,659
3.10%, 04/15/30	413	401,943
Dover Corp.
3.15%, 11/15/25	163	160,943
2.95%, 11/04/29	110	101,652
Flowserve Corp.
3.50%, 10/01/30	200	172,676
2.80%, 01/15/32	130	103,868
Fortive Corp., 3.15%, 06/15/26	413	402,842
IDEX Corp., 2.63%, 06/15/31	123	105,801
John Deere Capital Corp.
3.45%, 01/10/24	129	129,700
0.45%, 01/17/24	163	157,135
0.45%, 06/07/24	333	317,577
0.63%, 09/10/24	103	97,668
2.05%, 01/09/25	179	174,455
1.25%, 01/10/25	413	394,879
3.40%, 06/06/25	135	135,826
0.70%, 01/15/26	745	685,487
1.05%, 06/17/26	209	193,893
2.25%, 09/14/26	413	400,129
1.30%, 10/13/26	425	392,989
1.70%, 01/11/27	193	181,749
3.05%, 01/06/28	225	221,807
1.50%, 03/06/28(a)	163	147,890
3.35%, 04/18/29	279	277,452
2.80%, 07/18/29	520	496,654
2.45%, 01/09/30	225	208,601
1.45%, 01/15/31	745	633,570
2.00%, 06/17/31	209	185,117
Kennametal, Inc., 2.80%, 03/01/31	100	81,832
nVent Finance Sarl, 2.75%, 11/15/31(a)	120	98,807
Otis Worldwide Corp.
2.06%, 04/05/25	425	405,671
2.57%, 02/15/30	829	741,522
Stanley Black & Decker, Inc.
4.25%, 11/15/28	179	183,658
2.30%, 03/15/30	829	736,816
(5 year CMT + 2.66%), 4.00%, 03/15/60(c)	496	442,638
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24	413	413,699
3.20%, 06/15/25	413	398,295
4.95%, 09/15/28	413	410,099

		20,804,105

Media — 2.1%
Bell Telephone Co. of Canada or Bell Canada, Series US-5, 2.15%, 02/15/32	413	352,077
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24	459	461,992
4.91%, 07/23/25	1,600	1,621,459
3.75%, 02/15/28	413	390,359
4.20%, 03/15/28	500	483,342
2.25%, 01/15/29	399	340,390

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued)
5.05%, 03/30/29	$829	$825,248
2.80%, 04/01/31	659	557,544
2.30%, 02/01/32	393	314,283
Comcast Corp.
3.70%, 04/15/24	829	835,690
3.38%, 08/15/25	623	623,476
3.95%, 10/15/25	1,036	1,053,405
3.15%, 03/01/26	1,450	1,441,517
2.35%, 01/15/27	702	672,137
3.30%, 02/01/27	829	824,474
3.30%, 04/01/27	309	307,115
3.15%, 02/15/28	1,036	1,013,605
3.55%, 05/01/28	829	825,360
4.15%, 10/15/28	1,841	1,887,432
2.65%, 02/01/30	782	723,340
3.40%, 04/01/30	648	630,786
4.25%, 10/15/30	829	851,358
1.95%, 01/15/31	699	605,766
1.50%, 02/15/31	714	599,616
Discovery Communications LLC
3.90%, 11/15/24	163	160,643
3.45%, 03/15/25	79	77,119
3.95%, 06/15/25	500	494,368
4.90%, 03/11/26	272	276,727
3.95%, 03/20/28	512	493,166
4.13%, 05/15/29	300	283,918
FactSet Research Systems, Inc.
2.90%, 03/01/27(a)	140	134,653
3.45%, 03/01/32	130	117,858
Fox Corp.
4.03%, 01/25/24	829	832,222
3.05%, 04/07/25	300	293,230
4.71%, 01/25/29	829	841,897
Grupo Televisa SAB, 4.63%, 01/30/26	1,310	1,324,574
Magallanes, Inc.(d)
3.43%, 03/15/24	1,119	1,101,633
3.64%, 03/15/25	613	600,122
3.76%, 03/15/27	1,351	1,298,799
4.05%, 03/15/29	802	763,307
4.28%, 03/15/32	1,972	1,840,409
Paramount Global
4.75%, 05/15/25	250	253,951
4.00%, 01/15/26	293	293,304
3.38%, 02/15/28	413	391,127
3.70%, 06/01/28	413	395,047
4.95%, 01/15/31	829	811,075
TCI Communications, Inc., 7.88%, 02/15/26	163	185,034
Thomson Reuters Corp.
4.30%, 11/23/23	163	164,498
3.35%, 05/15/26	66	65,005
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	107	106,341
3.00%, 02/13/26	130	129,092
1.85%, 07/30/26	829	780,779
2.95%, 06/15/27	620	607,973
Walt Disney Co.
1.75%, 08/30/24	523	508,732

Security	Par (000)	Value

Media (continued)
Walt Disney Co. (continued)
3.70%, 09/15/24	$413	$415,299
3.35%, 03/24/25	1,077	1,079,828
3.70%, 10/15/25	686	693,421
1.75%, 01/13/26	496	471,560
3.38%, 11/15/26	143	142,374
2.20%, 01/13/28	829	777,188
2.00%, 09/01/29	413	367,889
3.80%, 03/22/30(a)	829	832,184
2.65%, 01/13/31	856	787,447
WPP Finance 2010, 3.75%, 09/19/24	163	160,188

		39,595,752

Metals & Mining — 0.5%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	478	405,013
ArcelorMittal SA
4.55%, 03/11/26	163	165,053
4.25%, 07/16/29	225	219,716
Freeport-McMoRan, Inc.
4.55%, 11/14/24	413	415,168
5.00%, 09/01/27	329	327,339
4.13%, 03/01/28	413	389,950
4.38%, 08/01/28	329	312,036
5.25%, 09/01/29	329	323,094
4.25%, 03/01/30	329	308,326
4.63%, 08/01/30(a)	490	470,106
Newmont Corp.
2.80%, 10/01/29	245	221,417
2.25%, 10/01/30	413	352,318
2.60%, 07/15/32	300	256,078
Nucor Corp.
3.95%, 05/23/25	355	359,093
4.30%, 05/23/27	366	371,109
3.95%, 05/01/28	179	177,351
2.70%, 06/01/30	179	159,865
3.13%, 04/01/32(a)	209	188,963
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	829	968,910
Southern Copper Corp., 3.88%, 04/23/25	620	611,475
Steel Dynamics, Inc.
2.40%, 06/15/25	300	287,723
5.00%, 12/15/26	161	160,494
1.65%, 10/15/27	413	361,570
3.25%, 01/15/31	213	189,730
Timken Co.
4.50%, 12/15/28	413	408,558
4.13%, 04/01/32	225	211,745
Vale Overseas Ltd.
6.25%, 08/10/26	279	297,456
3.75%, 07/08/30	829	754,390

		9,674,046

Multiline Retail — 0.1%
Kohl’s Corp., 3.38%, 05/01/31	194	146,167
O’Reilly Automotive, Inc.
4.35%, 06/01/28	179	181,775
3.90%, 06/01/29	179	175,221
1.75%, 03/15/31	362	297,900
4.70%, 06/15/32	400	411,705

23

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multiline Retail (continued)
TJX Cos., Inc., 2.25%, 09/15/26	$343	$330,265
Tractor Supply Co., 1.75%, 11/01/30	201	163,954

		1,706,987

Multi-Utilities — 0.4%
Atmos Energy Corp.
2.63%, 09/15/29	136	125,697
1.50%, 01/15/31	179	149,083
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	159	134,251
4.40%, 07/01/32	200	206,139
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24	108	107,039
Series A, 2.50%, 11/15/24	408	398,377
National Fuel Gas Co.
5.20%, 07/15/25	400	404,881
2.95%, 03/01/31	413	346,527
NiSource, Inc.
0.95%, 08/15/25	721	659,957
3.49%, 05/15/27	829	814,567
2.95%, 09/01/29	829	760,477
1.70%, 02/15/31	366	297,745
ONE Gas, Inc., 1.10%, 03/11/24	250	238,877
Piedmont Natural Gas Co., Inc., 2.50%, 03/15/31	413	362,595
Southern California Gas Co.
2.95%, 04/15/27	530	518,892
Series TT, 2.60%, 06/15/26	186	179,184
Series XX, 2.55%, 02/01/30(a)	229	211,514
Southern Co. Gas Capital Corp.
2.45%, 10/01/23	129	127,178
Series 20-A, 1.75%, 01/15/31	413	339,488
Southwest Gas Corp.
2.20%, 06/15/30	129	106,100
4.05%, 03/15/32	225	211,994

		6,700,562

Offshore Drilling & Other Services — 0.1%
Applied Materials, Inc.
3.90%, 10/01/25	103	104,912
3.30%, 04/01/27	829	829,779
1.75%, 06/01/30	213	186,385
KLA Corp.
4.65%, 11/01/24	67	68,600
4.10%, 03/15/29	413	424,003
4.65%, 07/15/32	240	257,089
Lam Research Corp.
3.80%, 03/15/25	150	151,446
1.90%, 06/15/30	679	593,910

		2,616,124

Oil, Gas & Consumable Fuels — 5.2%
Boardwalk Pipelines LP
4.45%, 07/15/27	189	185,531
4.80%, 05/03/29	413	407,313
BP Capital Markets America, Inc.
3.79%, 02/06/24	829	834,947
3.19%, 04/06/25	309	308,686
3.80%, 09/21/25	829	839,973
3.41%, 02/11/26	409	409,036
3.12%, 05/04/26	288	284,556
3.02%, 01/16/27	373	365,757
3.54%, 04/06/27	179	179,462

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America, Inc. (continued)
3.94%, 09/21/28	$413	$418,040
4.23%, 11/06/28	829	853,250
3.63%, 04/06/30	829	815,394
1.75%, 08/10/30	425	364,410
2.72%, 01/12/32(a)	413	376,894
BP Capital Markets PLC
3.28%, 09/19/27	413	407,386
3.72%, 11/28/28	829	826,451
Canadian Natural Resources Ltd.
3.80%, 04/15/24	186	185,127
3.90%, 02/01/25	163	162,261
3.85%, 06/01/27	163	159,282
2.95%, 07/15/30	413	373,526
Cenovus Energy, Inc.
5.38%, 07/15/25	285	295,913
4.25%, 04/15/27(a)	359	357,490
4.40%, 04/15/29	300	296,855
2.65%, 01/15/32	136	116,948
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24	655	679,295
5.88%, 03/31/25	600	617,502
5.13%, 06/30/27	593	603,080
3.70%, 11/15/29	413	386,760
Chevron Corp.
1.55%, 05/11/25	1,204	1,158,271
3.33%, 11/17/25	413	414,284
2.95%, 05/16/26	1,036	1,029,383
2.00%, 05/11/27	430	408,816
2.24%, 05/11/30	787	716,440
Chevron USA, Inc.
0.69%, 08/12/25	628	583,528
1.02%, 08/12/27	541	487,829
3.85%, 01/15/28	243	248,792
CNOOC Finance 2014 ULC, Series 2014, 4.25%, 04/30/24	1,145	1,159,527
CNOOC Finance 2015 USA LLC, Series 2015, 4.38%, 05/02/28	1,310	1,354,049
CNOOC Petroleum North America ULC, 7.88%, 03/15/32	176	221,408
Columbia Pipeline Group, Inc., 4.50%, 06/01/25	163	164,667
ConocoPhillips Co.
2.13%, 03/08/24	350	344,033
2.40%, 03/07/25	550	536,136
6.95%, 04/15/29	450	529,343
Continental Resources, Inc.
3.80%, 06/01/24	579	572,473
4.38%, 01/15/28	579	557,347
Coterra Energy, Inc.(d)
4.38%, 06/01/24	250	250,038
4.38%, 03/15/29(a)	179	178,560
Devon Energy Corp.
5.85%, 12/15/25	163	170,472
5.88%, 06/15/28	538	550,264
4.50%, 01/15/30	538	521,436
Diamondback Energy, Inc.
3.50%, 12/01/29	829	782,119
3.13%, 03/24/31	120	108,566
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29(d)	179	166,746

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Enbridge Energy Partners LP, 5.88%, 10/15/25	$193	$202,503
Enbridge, Inc.
4.00%, 10/01/23	829	831,066
0.55%, 10/04/23	209	201,642
2.15%, 02/16/24	100	97,632
2.50%, 01/15/25	163	157,800
2.50%, 02/14/25	59	57,052
1.60%, 10/04/26	381	347,819
4.25%, 12/01/26	829	834,138
3.70%, 07/15/27	829	813,354
3.13%, 11/15/29	320	297,997
Energy Transfer LP
4.90%, 02/01/24	163	164,279
4.25%, 04/01/24	329	329,008
4.05%, 03/15/25	829	821,810
4.75%, 01/15/26	829	834,215
4.20%, 04/15/27	829	812,220
4.00%, 10/01/27	300	290,286
4.95%, 05/15/28	829	828,237
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23	829	832,871
Enterprise Products Operating LLC
3.90%, 02/15/24	59	59,142
3.75%, 02/15/25	484	486,562
3.70%, 02/15/26	376	375,558
3.95%, 02/15/27	209	210,267
4.15%, 10/16/28	829	834,922
2.80%, 01/31/30	711	644,857
Series E, (3 mo. LIBOR US + 3.03%), 5.25%, 08/16/77(c)	620	535,942
EOG Resources, Inc., 4.38%, 04/15/30	829	861,597
EQT Corp.
6.13%, 02/01/25	538	560,176
3.90%, 10/01/27	660	642,074
5.00%, 01/15/29	130	128,506
7.00%, 02/01/30	371	406,197
Equinor ASA
2.65%, 01/15/24	1,243	1,233,265
3.70%, 03/01/24	163	164,174
3.25%, 11/10/24	413	411,795
2.88%, 04/06/25	409	404,918
3.13%, 04/06/30	829	799,205
2.38%, 05/22/30	829	753,565
Exxon Mobil Corp.
3.18%, 03/15/24	163	163,292
2.02%, 08/16/24	413	404,115
2.71%, 03/06/25	1,036	1,025,158
2.99%, 03/19/25	1,059	1,054,822
3.04%, 03/01/26	512	510,591
2.28%, 08/16/26	413	400,728
3.29%, 03/19/27	660	664,161
2.44%, 08/16/29	413	384,218
3.48%, 03/19/30	911	903,147
2.61%, 10/15/30	660	615,126
General Motors Co.
5.88%, 01/15/24	829	846,903
2.90%, 05/15/25	57	54,761
4.95%, 06/15/28	393	396,221
5.25%, 04/15/29	593	600,718
3.75%, 05/15/30	329	305,558

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Hess Corp.
4.30%, 04/01/27	$393	$390,179
7.30%, 08/15/31	250	287,093
HF Sinclair Corp., 5.88%, 04/01/26(d)	413	423,304
Kinder Morgan Energy Partners LP
4.15%, 02/01/24	829	831,200
4.30%, 05/01/24	413	415,578
4.25%, 09/01/24	100	100,706
Kinder Morgan, Inc.
4.30%, 06/01/25	739	745,649
1.75%, 11/15/26	215	194,568
4.30%, 03/01/28	493	493,053
2.00%, 02/15/31	745	614,894
7.75%, 01/15/32	829	1,007,784
4.80%, 02/01/33(b)	200	202,398
Magellan Midstream Partners LP
3.20%, 03/15/25	413	403,681
3.25%, 06/01/30	225	205,365
Marathon Oil Corp.
4.40%, 07/15/27	829	826,025
6.80%, 03/15/32	229	253,712
Marathon Petroleum Corp.
3.63%, 09/15/24	55	54,669
4.70%, 05/01/25	829	845,341
3.80%, 04/01/28	179	173,138
MPLX LP
4.88%, 12/01/24	763	775,715
4.88%, 06/01/25	163	166,307
1.75%, 03/01/26	600	551,693
4.13%, 03/01/27	829	822,245
4.25%, 12/01/27	309	306,414
4.00%, 03/15/28	829	808,167
2.65%, 08/15/30	727	629,324
ONEOK Partners LP, 4.90%, 03/15/25	163	165,120
ONEOK, Inc.
7.50%, 09/01/23	159	163,706
2.75%, 09/01/24	355	346,200
5.85%, 01/15/26	229	240,102
4.55%, 07/15/28	413	407,921
4.35%, 03/15/29	829	799,448
3.40%, 09/01/29	829	753,351
6.35%, 01/15/31	229	245,399
Ovintiv Exploration, Inc., 5.38%, 01/01/26	251	255,983
Ovintiv, Inc.
8.13%, 09/15/30	130	149,952
7.20%, 11/01/31	145	160,653
7.38%, 11/01/31	413	464,975
Phillips 66
3.85%, 04/09/25	239	241,383
3.90%, 03/15/28	300	296,267
2.15%, 12/15/30	329	281,020
Phillips 66 Co.(d)
2.45%, 12/15/24	191	184,487
3.55%, 10/01/26	413	405,755
3.15%, 12/15/29	305	281,291
Pioneer Natural Resources Co., 1.90%, 08/15/30	994	839,676
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	620	609,610
4.50%, 12/15/26	413	411,041
3.55%, 12/15/29	329	297,504

25

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP/PAA Finance Corp. (continued)
3.80%, 09/15/30	$200	$181,466
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	655	668,508
5.63%, 03/01/25	829	852,251
5.88%, 06/30/26	829	865,117
5.00%, 03/15/27	829	843,398
4.20%, 03/15/28	829	809,899
4.50%, 05/15/30	809	800,087
Shell International Finance BV
2.00%, 11/07/24	829	810,779
3.25%, 05/11/25	1,036	1,035,952
2.88%, 05/10/26	593	582,984
2.50%, 09/12/26	829	804,348
3.88%, 11/13/28	829	841,541
2.38%, 11/07/29	829	751,853
2.75%, 04/06/30	589	551,324
Spectra Energy Partners LP
4.75%, 03/15/24	163	165,083
3.50%, 03/15/25	163	161,250
3.38%, 10/15/26	829	806,340
Targa Resources Corp., 4.20%, 02/01/33	374	351,288
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27	329	338,031
5.00%, 01/15/28(a)	329	323,147
6.88%, 01/15/29	329	339,515
5.50%, 03/01/30	496	490,261
4.88%, 02/01/31	496	466,276
4.00%, 01/15/32	496	442,670
TC PipeLines LP
4.38%, 03/13/25	163	163,721
3.90%, 05/25/27	27	26,869
TotalEnergies Capital International SA
3.75%, 04/10/24	829	835,742
3.46%, 02/19/29(a)	489	479,927
TransCanada PipeLines Ltd.
3.75%, 10/16/23	413	413,379
1.00%, 10/12/24	523	491,134
4.88%, 01/15/26	702	721,845
4.25%, 05/15/28	620	623,056
4.10%, 04/15/30	443	435,494
2.50%, 10/12/31	413	355,972
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	163	181,677
4.00%, 03/15/28	620	612,111
Valero Energy Corp.
2.85%, 04/15/25	404	392,804
2.15%, 09/15/27	209	189,641
4.35%, 06/01/28	309	310,499
4.00%, 04/01/29	829	807,568
2.80%, 12/01/31	179	156,202
Valero Energy Partners LP, 4.50%, 03/15/28	413	415,741
Williams Cos., Inc.
4.30%, 03/04/24	163	163,785
4.55%, 06/24/24	459	463,601
3.90%, 01/15/25	163	162,552
4.00%, 09/15/25	163	162,661

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (continued)
3.75%, 06/15/27	$620	$606,832
3.50%, 11/15/30	829	771,121
2.60%, 03/15/31	539	468,137

		97,146,307

Personal Products — 0.7%
Colgate-Palmolive Co., 3.25%, 03/15/24	163	163,134
Estee Lauder Cos., Inc.
2.00%, 12/01/24(a)	243	236,956
3.15%, 03/15/27	179	178,116
2.38%, 12/01/29	61	56,060
2.60%, 04/15/30	413	384,418
1.95%, 03/15/31	193	168,819
GSK Consumer Healthcare Capital U.S. LLC(d)
3.38%, 03/24/27	800	785,908
3.38%, 03/24/29	400	386,696
3.63%, 03/24/32	712	689,719
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25(d)	982	968,953
Procter & Gamble Co.
3.10%, 08/15/23(a)	413	413,161
0.55%, 10/29/25	349	324,742
1.00%, 04/23/26	467	437,729
2.80%, 03/25/27	1,000	987,818
2.85%, 08/11/27	413	409,053
3.00%, 03/25/30	829	813,138
1.20%, 10/29/30(a)	425	361,292
1.95%, 04/23/31	829	746,641
2.30%, 02/01/32	480	444,384
Unilever Capital Corp.
0.38%, 09/14/23	1,659	1,611,223
2.00%, 07/28/26	490	469,040
2.90%, 05/05/27	490	480,491
2.13%, 09/06/29	655	594,737
1.38%, 09/14/30	527	443,730
1.75%, 08/12/31	655	562,402

		13,118,360

Pharmaceuticals — 3.6%
AbbVie, Inc.
3.75%, 11/14/23	2,489	2,510,256
2.60%, 11/21/24	1,534	1,502,047
3.80%, 03/15/25	1,450	1,453,738
3.60%, 05/14/25	1,243	1,243,210
3.20%, 05/14/26	1,190	1,178,924
2.95%, 11/21/26	1,659	1,618,589
4.25%, 11/14/28	723	737,401
3.20%, 11/21/29	2,364	2,255,754
Astrazeneca Finance LLC
1.20%, 05/28/26	829	765,770
1.75%, 05/28/28	721	661,019
2.25%, 05/28/31	150	136,210
AstraZeneca PLC
3.50%, 08/17/23	413	414,472
3.38%, 11/16/25	741	740,291
0.70%, 04/08/26	911	827,728
3.13%, 06/12/27	413	409,510
4.00%, 01/17/29	343	353,518
1.38%, 08/06/30	911	784,177

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
0.54%, 11/13/23	$2,489	$2,417,750
2.90%, 07/26/24	900	898,795
0.75%, 11/13/25	450	416,208
3.20%, 06/15/26	626	627,301
3.90%, 02/20/28	829	850,430
3.40%, 07/26/29	717	710,063
1.45%, 11/13/30	620	532,031
2.95%, 03/15/32	615	591,021
Cigna Corp.
0.61%, 03/15/24	130	124,342
3.50%, 06/15/24	620	621,837
3.25%, 04/15/25	225	222,847
4.13%, 11/15/25	829	841,146
4.50%, 02/25/26	163	167,728
1.25%, 03/15/26	413	381,744
3.40%, 03/01/27	620	611,623
3.05%, 10/15/27	179	172,526
4.38%, 10/15/28	1,353	1,380,789
2.40%, 03/15/30	829	742,513
2.38%, 03/15/31	140	123,653
CVS Health Corp.
2.63%, 08/15/24	1,014	1,002,068
4.10%, 03/25/25	118	119,664
3.88%, 07/20/25	780	789,951
2.88%, 06/01/26	700	685,915
3.63%, 04/01/27	113	112,747
1.30%, 08/21/27	1,243	1,109,642
4.30%, 03/25/28	2,075	2,109,217
3.25%, 08/15/29	709	669,217
3.75%, 04/01/30	597	581,430
1.75%, 08/21/30	512	430,086
1.88%, 02/28/31	1,023	855,774
2.13%, 09/15/31	371	314,590
Eli Lilly & Co.
3.10%, 05/15/27	620	616,568
3.38%, 03/15/29	829	830,611
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	829	824,024
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	829	840,037
3.88%, 05/15/28	829	847,084
Johnson & Johnson
2.63%, 01/15/25	300	298,287
0.55%, 09/01/25	339	316,144
2.45%, 03/01/26	715	707,914
2.90%, 01/15/28	829	823,973
Mead Johnson Nutrition Co., 4.13%, 11/15/25	829	841,540
Merck & Co., Inc.
2.75%, 02/10/25	913	905,309
0.75%, 02/24/26	400	370,804
1.70%, 06/10/27	775	725,632
1.90%, 12/10/28	795	728,568
1.45%, 06/24/30	443	381,009
2.15%, 12/10/31	764	681,993
Mylan, Inc.
4.20%, 11/29/23	163	163,108
4.55%, 04/15/28	660	635,395
Novartis Capital Corp.
3.40%, 05/06/24	1,160	1,165,874
1.75%, 02/14/25	413	401,350

Security	Par (000)	Value

Pharmaceuticals (continued)
Novartis Capital Corp. (continued)
3.00%, 11/20/25	$911	$908,179
2.00%, 02/14/27	413	393,272
3.10%, 05/17/27	373	373,169
2.20%, 08/14/30	829	765,127
Pfizer, Inc.
3.20%, 09/15/23	1,659	1,661,280
3.40%, 05/15/24	829	836,072
0.80%, 05/28/25	285	269,462
2.75%, 06/03/26(a)	55	54,680
3.00%, 12/15/26	620	622,748
3.60%, 09/15/28	359	367,425
3.45%, 03/15/29	660	664,408
2.63%, 04/01/30	829	783,563
1.70%, 05/28/30	683	604,426
1.75%, 08/18/31	829	724,152
Sanofi, 3.63%, 06/19/28	359	363,945
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23	496	491,534
3.20%, 09/23/26	1,576	1,534,144
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23	478	482,057
5.00%, 11/26/28	478	499,602
2.05%, 03/31/30	504	437,635
Utah Acquisition Sub, Inc., 3.95%, 06/15/26	163	154,272
Viatris, Inc.
1.65%, 06/22/25	829	759,495
2.30%, 06/22/27	829	723,313
2.70%, 06/22/30	493	404,081
Zoetis, Inc.
4.50%, 11/13/25	300	307,755
3.90%, 08/20/28	179	179,200
2.00%, 05/15/30	329	285,921

		67,563,403

Real Estate Management & Development — 0.1%
CBRE Services, Inc.
4.88%, 03/01/26	163	166,652
2.50%, 04/01/31	193	159,843
Essential Properties LP, 2.95%, 07/15/31	129	103,291
VICI Properties LP, 5.13%, 05/15/32	500	496,905

		926,691

Road & Rail — 0.7%
Burlington Northern Santa Fe LLC
3.65%, 09/01/25	620	628,044
7.00%, 12/15/25	163	181,160
3.25%, 06/15/27(a)	1,450	1,455,286
Canadian National Railway Co.
2.95%, 11/21/24	229	225,717
2.75%, 03/01/26(a)	463	452,854
Canadian Pacific Railway Co.
1.35%, 12/02/24	400	379,729
2.90%, 02/01/25	829	812,817
1.75%, 12/02/26	213	197,921
2.05%, 03/05/30	179	156,926
7.13%, 10/15/31	163	196,954
2.45%, 12/02/31	566	508,594
CSX Corp.
3.35%, 11/01/25	163	162,650
3.25%, 06/01/27	309	305,359
3.80%, 03/01/28	1,023	1,026,234

27

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Road & Rail (continued)
CSX Corp. (continued)
2.40%, 02/15/30	$413	$374,678
4.10%, 11/15/32	300	304,005
Kansas City Southern, 2.88%, 11/15/29	57	52,739
Norfolk Southern Corp.
3.85%, 01/15/24	179	180,012
3.15%, 06/01/27	727	707,218
2.55%, 11/01/29	107	98,859
3.00%, 03/15/32(a)	374	351,239
Union Pacific Corp.
3.65%, 02/15/24	179	179,610
3.75%, 07/15/25(a)	400	404,869
3.25%, 08/15/25	163	162,410
2.75%, 03/01/26(a)	829	810,936
2.15%, 02/05/27	103	97,635
3.95%, 09/10/28	829	847,661
3.70%, 03/01/29	829	831,002
2.40%, 02/05/30	312	285,952
2.38%, 05/20/31	419	378,725
2.80%, 02/14/32	191	177,492

		12,935,287

Semiconductors & Semiconductor Equipment — 1.7%
Advanced Micro Devices, Inc., 3.92%, 06/01/32	430	437,424
Altera Corp., 4.10%, 11/15/23	163	164,778
Analog Devices, Inc., 3.50%, 12/05/26	620	626,363
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27	1,142	1,130,091
3.50%, 01/15/28	413	395,140
Broadcom, Inc.
3.15%, 11/15/25	294	287,960
3.46%, 09/15/26	309	302,698
1.95%, 02/15/28(d)	198	174,109
4.00%, 04/15/29(d)	450	431,362
4.75%, 04/15/29	800	807,070
4.15%, 11/15/30	596	565,473
2.45%, 02/15/31(d)	1,065	889,840
4.15%, 04/15/32(d)	512	481,686
4.30%, 11/15/32	394	373,242
Flex Ltd.
4.75%, 06/15/25	250	249,815
3.75%, 02/01/26	250	241,531
4.88%, 06/15/29	413	402,804
4.88%, 05/12/30(a)	243	237,578
General Motors Co.
2.30%, 08/15/24	829	815,766
1.35%, 06/01/25	472	450,721
2.70%, 08/15/29	293	277,360
1.95%, 06/01/30	829	741,083
Honeywell International, Inc.
1.10%, 03/01/27	829	756,866
1.75%, 09/01/31	829	715,907
Intel Corp.
2.88%, 05/11/24	829	828,158
3.40%, 03/25/25(a)	540	541,768
3.70%, 07/29/25	829	839,404
3.75%, 03/25/27	660	673,830
3.15%, 05/11/27	400	398,537
1.60%, 08/12/28	297	269,822
2.45%, 11/15/29	829	764,263
2.00%, 08/12/31	413	359,417

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Jabil, Inc.
1.70%, 04/15/26	$694	$630,614
4.25%, 05/15/27	145	143,550
3.00%, 01/15/31	219	189,159
Marvell Technology, Inc.
1.65%, 04/15/26	736	675,178
2.45%, 04/15/28	829	739,249
2.95%, 04/15/31	393	339,143
Microchip Technology, Inc.
0.98%, 09/01/24	400	375,088
4.25%, 09/01/25	829	825,347
Micron Technology, Inc.
4.98%, 02/06/26	163	167,165
5.33%, 02/06/29	163	167,055
4.66%, 02/15/30	300	294,285
2.70%, 04/15/32	829	688,477
NVIDIA Corp.
3.20%, 09/16/26	829	838,534
1.55%, 06/15/28	600	544,290
2.85%, 04/01/30	546	520,975
2.00%, 06/15/31	579	515,664
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26	239	236,610
4.40%, 06/01/27	400	400,950
4.30%, 06/18/29	829	810,607
3.40%, 05/01/30	465	424,545
2.50%, 05/11/31	311	262,465
2.65%, 02/15/32	308	258,970
Qorvo, Inc., 4.38%, 10/15/29	454	424,413
QUALCOMM, Inc.
3.25%, 05/20/27	763	766,174
1.30%, 05/20/28	366	326,705
2.15%, 05/20/30	500	457,559
4.25%, 05/20/32(a)	93	98,262
Skyworks Solutions, Inc.
1.80%, 06/01/26	107	97,002
3.00%, 06/01/31	123	103,875
Texas Instruments, Inc.
2.25%, 09/04/29	562	518,017
1.90%, 09/15/31	467	412,580
TSMC Arizona Corp.
3.88%, 04/22/27	1,000	1,001,960
2.50%, 10/25/31	410	360,521
Xilinx, Inc., 2.38%, 06/01/30	260	236,465

		31,483,319

Software — 1.7%
Activision Blizzard, Inc.
3.40%, 06/15/27	129	127,176
1.35%, 09/15/30	61	50,890
Autodesk, Inc.
3.50%, 06/15/27(a)	209	206,101
2.85%, 01/15/30	26	23,621
2.40%, 12/15/31	637	545,038
Electronic Arts, Inc., 1.85%, 02/15/31	213	179,768
Intuit, Inc.
0.95%, 07/15/25	625	585,758
1.35%, 07/15/27	683	618,929
1.65%, 07/15/30	166	140,768
Microsoft Corp.
2.00%, 08/08/23	609	603,959

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Microsoft Corp. (continued)
3.63%, 12/15/23	$829	$838,680
2.88%, 02/06/24	716	716,449
3.13%, 11/03/25	1,184	1,190,784
2.40%, 08/08/26	1,853	1,816,781
3.30%, 02/06/27	1,584	1,608,275
Oracle Corp.
2.40%, 09/15/23	969	958,212
3.40%, 07/08/24	759	755,330
2.95%, 11/15/24	2,903	2,851,161
2.50%, 04/01/25	1,479	1,429,942
2.95%, 05/15/25(a)	413	402,631
1.65%, 03/25/26	741	681,194
2.65%, 07/15/26	615	581,788
2.80%, 04/01/27	1,243	1,170,282
3.25%, 11/15/27	620	590,102
2.30%, 03/25/28	1,148	1,030,613
2.95%, 04/01/30	500	441,766
3.25%, 05/15/30	787	708,813
2.88%, 03/25/31(a)	1,293	1,114,341
Roper Technologies, Inc.
3.65%, 09/15/23	163	163,411
2.35%, 09/15/24(a)	156	151,375
1.00%, 09/15/25	512	468,944
3.80%, 12/15/26	163	163,126
1.40%, 09/15/27	305	268,422
2.95%, 09/15/29	359	327,620
2.00%, 06/30/30(a)	313	262,004
1.75%, 02/15/31	404	329,961
Salesforce, Inc.
3.70%, 04/11/28	609	623,660
1.95%, 07/15/31	239	212,717
ServiceNow, Inc., 1.40%, 09/01/30	670	545,927
Take-Two Interactive Software, Inc.
3.30%, 03/28/24(a)	430	427,449
3.55%, 04/14/25	388	384,905
3.70%, 04/14/27	305	302,472
4.00%, 04/14/32	359	350,199
VMware, Inc.
0.60%, 08/15/23	389	376,601
1.00%, 08/15/24	800	752,631
1.40%, 08/15/26	909	818,616
4.70%, 05/15/30	309	303,220
2.20%, 08/15/31	600	487,323
Workday, Inc.
3.50%, 04/01/27	239	234,681
3.70%, 04/01/29	279	269,178
3.80%, 04/01/32(a)	421	401,777

		30,595,371

Specialty Retail — 0.1%
AutoZone, Inc.
3.25%, 04/15/25	107	105,675
3.75%, 04/18/29	179	173,733
Best Buy Co., Inc., 1.95%, 10/01/30(a)	236	194,824
Dick’s Sporting Goods, Inc., 3.15%, 01/15/32	829	679,400
O’Reilly Automotive, Inc., 3.60%, 09/01/27	300	297,492

Security	Par (000)	Value

Specialty Retail (continued)
Ross Stores, Inc.
4.60%, 04/15/25	$413	$423,295
1.88%, 04/15/31	179	148,818

		2,023,237

Technology Hardware, Storage & Peripherals — 1.8%
Adobe, Inc.
1.90%, 02/01/25	103	100,144
3.25%, 02/01/25	500	501,926
2.15%, 02/01/27	306	294,586
2.30%, 02/01/30	994	909,472
Apple, Inc.
3.45%, 05/06/24	829	836,493
2.85%, 05/11/24	709	705,970
1.80%, 09/11/24	1,355	1,325,987
2.75%, 01/13/25	829	824,884
2.50%, 02/09/25	66	65,410
1.13%, 05/11/25	538	511,049
3.20%, 05/13/25	620	624,165
0.55%, 08/20/25	523	485,438
0.70%, 02/08/26	413	381,582
3.25%, 02/23/26	1,584	1,595,568
2.45%, 08/04/26	1,169	1,142,558
2.05%, 09/11/26	900	865,042
3.35%, 02/09/27	909	922,796
3.20%, 05/11/27	1,243	1,252,512
2.90%, 09/12/27	829	820,240
3.00%, 11/13/27	829	825,457
1.20%, 02/08/28	989	892,632
1.40%, 08/05/28	130	117,340
2.20%, 09/11/29	1,023	953,997
1.65%, 05/11/30	1,160	1,029,281
1.25%, 08/20/30	523	447,857
1.65%, 02/08/31	1,123	986,546
1.70%, 08/05/31	130	114,231
Dell International LLC/EMC Corp.
4.00%, 07/15/24	829	833,659
5.85%, 07/15/25	496	520,080
6.02%, 06/15/26	1,663	1,767,273
4.90%, 10/01/26	829	848,979
5.30%, 10/01/29	1,036	1,050,696
Dell, Inc., 7.10%, 04/15/28	329	363,018
Fortinet, Inc.
1.00%, 03/15/26	628	563,069
2.20%, 03/15/31	733	609,762
Hewlett Packard Enterprise Co.
1.45%, 04/01/24	829	802,278
4.90%, 10/15/25	1,036	1,064,865
1.75%, 04/01/26	829	773,220
HP, Inc.
2.20%, 06/17/25	413	395,164
1.45%, 06/17/26	625	570,740
4.00%, 04/15/29	430	414,916
3.40%, 06/17/30	413	371,331
2.65%, 06/17/31	329	271,656
4.20%, 04/15/32(a)	430	396,151
NetApp, Inc., 1.88%, 06/22/25	558	529,253
Western Digital Corp.
4.75%, 02/15/26	759	747,895

29

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp. (continued)
2.85%, 02/01/29	$26	$21,938
3.10%, 02/01/32	145	114,770

		32,563,876

Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
2.75%, 03/27/27	359	353,619
2.85%, 03/27/30	829	793,288
VF Corp., 2.95%, 04/23/30	413	375,730

		1,522,637

Tobacco — 0.7%
Altria Group, Inc.
4.00%, 01/31/24	829	834,513
2.35%, 05/06/25	656	629,366
4.40%, 02/14/26(a)	500	505,265
2.63%, 09/16/26	209	197,744
4.80%, 02/14/29	457	454,082
3.40%, 05/06/30	359	314,180
2.45%, 02/04/32	607	478,151
BAT Capital Corp.
3.22%, 08/15/24	1,036	1,016,684
2.79%, 09/06/24	409	397,191
3.22%, 09/06/26	829	785,355
4.70%, 04/02/27	413	406,789
3.56%, 08/15/27	1,373	1,284,511
2.26%, 03/25/28	496	425,107
4.91%, 04/02/30	496	471,851
2.73%, 03/25/31	493	398,923
4.74%, 03/16/32	454	415,954
BAT International Finance PLC
1.67%, 03/25/26	163	147,347
4.45%, 03/16/28	454	434,731
Philip Morris International, Inc.
3.25%, 11/10/24	829	823,076
1.50%, 05/01/25	300	283,881
3.38%, 08/11/25	620	615,967
2.75%, 02/25/26	342	330,449
0.88%, 05/01/26	300	269,829
3.13%, 08/17/27	179	170,314
2.10%, 05/01/30	259	215,362
1.75%, 11/01/30(a)	259	206,075
Reynolds American, Inc., 4.45%, 06/12/25	829	828,079

		13,340,776

Transportation Infrastructure — 0.3%
FedEx Corp.
3.25%, 04/01/26	450	448,940
3.10%, 08/05/29	829	782,767
4.25%, 05/15/30	309	310,591
2.40%, 05/15/31	516	452,163
Ryder System, Inc.
3.88%, 12/01/23	109	109,308
2.50%, 09/01/24	213	206,452
1.75%, 09/01/26	404	372,953
2.90%, 12/01/26	161	152,740
2.85%, 03/01/27	103	97,289
4.30%, 06/15/27	110	110,645
United Parcel Service, Inc.
3.90%, 04/01/25	829	842,552

Security	Par (000)	Value

Transportation Infrastructure (continued)
United Parcel Service, Inc. (continued)
2.40%, 11/15/26(a)	$659	$640,863
3.05%, 11/15/27	413	413,486

		4,940,749

Utilities — 0.2%
American Water Capital Corp.
3.40%, 03/01/25	620	618,966
2.95%, 09/01/27	413	396,022
3.75%, 09/01/28	193	192,988
3.45%, 06/01/29	413	399,276
2.30%, 06/01/31	745	656,344
4.45%, 06/01/32	430	444,398
Essential Utilities, Inc., 2.40%, 05/01/31	129	110,722

		2,818,716

Wireless Telecommunication Services — 0.9%
America Movil SAB de CV
3.63%, 04/22/29	916	891,030
2.88%, 05/07/30	982	901,820
Orange SA, 9.00%, 03/01/31	663	874,415
Rogers Communications, Inc.
4.10%, 10/01/23	309	311,203
2.95%, 03/15/25(d)	329	323,505
3.63%, 12/15/25	298	294,124
2.90%, 11/15/26	179	171,641
3.20%, 03/15/27(d)	217	212,082
3.80%, 03/15/32(d)	272	263,320
T-Mobile USA, Inc.
3.50%, 04/15/25	1,166	1,152,398
1.50%, 02/15/26	829	763,941
2.25%, 02/15/26	800	745,736
3.75%, 04/15/27	1,653	1,626,838
2.05%, 02/15/28	413	370,360
3.38%, 04/15/29	1,500	1,400,385
3.88%, 04/15/30	2,864	2,754,954
2.55%, 02/15/31	1,041	910,241
3.50%, 04/15/31	1,200	1,109,640
2.25%, 11/15/31	286	241,532
2.70%, 03/15/32	625	545,136
Vodafone Group PLC
4.13%, 05/30/25	543	549,384
4.38%, 05/30/28	1,119	1,139,169
7.88%, 02/15/30	26	31,330

		17,584,184

Total Corporate Bonds — 81.9% (Cost: $1,615,074,063)		1,523,002,002

Foreign Agency Obligations

Canada — 1.5%
Canada Government International Bond
1.63%, 01/22/25	1,645	1,596,230
2.88%, 04/28/25	1,000	998,726
0.75%, 05/19/26	1,200	1,106,878
Export Development Canada, 3.00%, 05/25/27(a)	1,100	1,105,874
Hydro-Quebec, Series IO, 8.05%, 07/07/24	400	435,917
Province of Alberta Canada
1.88%, 11/13/24	829	807,827
1.00%, 05/20/25	739	698,162

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
Province of Alberta Canada (continued)
3.30%, 03/15/28	$409	$412,170
1.30%, 07/22/30	659	572,470
Province of British Columbia Canada
2.25%, 06/02/26	829	804,757
0.90%, 07/20/26	859	792,110
Series 10, 1.75%, 09/27/24	500	486,175
Province of Manitoba Canada, Series HB, 1.50%, 10/25/28	359	325,054
Province of New Brunswick Canada, 3.63%, 02/24/28	179	184,096
Province of Ontario Canada
0.63%, 01/21/26(a)	829	760,777
1.05%, 04/14/26	1,050	973,748
2.50%, 04/27/26	2,489	2,429,843
3.10%, 05/19/27	800	798,722
1.05%, 05/21/27	829	753,688
2.00%, 10/02/29	829	768,052
1.13%, 10/07/30	1,659	1,416,214
1.60%, 02/25/31	1,659	1,462,169
Province of Quebec Canada
0.60%, 07/23/25	1,659	1,544,040
2.50%, 04/20/26	681	666,775
2.75%, 04/12/27	1,659	1,639,214
1.35%, 05/28/30	1,659	1,457,367
Series QO, 2.88%, 10/16/24	713	710,918
Series QW, 2.50%, 04/09/24	359	355,208
Series QX, 1.50%, 02/11/25	859	828,069

		26,891,250

Chile — 0.1%
Chile Government International Bond
2.75%, 01/31/27	600	571,500
3.24%, 02/06/28	982	947,200
2.45%, 01/31/31(a)	783	692,612
2.55%, 01/27/32	478	421,925

		2,633,237

Germany — 0.0%
Landwirtschaftliche Rentenbank, 1.75%, 07/27/26	829	790,974

Hungary — 0.1%
Hungary Government International Bond
5.75%, 11/22/23	290	296,036
5.38%, 03/25/24	590	601,542

		897,578

Indonesia — 0.3%
Indonesia Government International Bond
3.50%, 01/11/28	1,310	1,288,549
4.10%, 04/24/28	478	483,617
4.75%, 02/11/29	478	498,965
2.85%, 02/14/30	1,310	1,212,814
3.85%, 10/15/30	1,310	1,289,777

		4,773,722

Israel — 0.1%
Israel Government International Bond
3.25%, 01/17/28	982	979,729
2.75%, 07/03/30	858	829,043
State of Israel, 2.50%, 01/15/30	710	672,725

		2,481,497

Security	Par (000)	Value

Italy — 0.2%
Italy Government International Bond
6.88%, 09/27/23	$26	$26,716
2.38%, 10/17/24	853	818,744
1.25%, 02/17/26	2,489	2,210,466
2.88%, 10/17/29	883	776,051

		3,831,977

Japan — 0.9%
Japan Bank for International Cooperation
0.38%, 09/15/23	4,146	4,022,076
0.63%, 07/15/25	1,310	1,219,477
2.88%, 06/01/27	476	470,539
3.25%, 07/20/28	1,310	1,314,594
2.00%, 10/17/29	476	441,008
1.25%, 01/21/31	1,310	1,126,960
1.88%, 04/15/31	2,486	2,244,237
Series DTC, 2.50%, 05/28/25	2,486	2,445,029
Series DTC, 2.38%, 04/20/26	650	629,411
Series DTC, 2.25%, 11/04/26	1,500	1,446,030
Japan International Cooperation Agency, 2.75%, 04/27/27	800	784,008

		16,143,369

Mexico — 0.5%
Mexico Government International Bond
3.60%, 01/30/25	1,310	1,307,380
4.13%, 01/21/26	2,489	2,515,134
4.15%, 03/28/27	1,028	1,032,626
3.75%, 01/11/28	478	468,440
4.50%, 04/22/29	1,053	1,051,420
3.25%, 04/16/30(a)	739	672,398
2.66%, 05/24/31	1,310	1,122,015
4.75%, 04/27/32	839	836,064

		9,005,477

Panama — 0.2%
Panama Government International Bond
3.75%, 03/16/25	2,903	2,884,493
3.88%, 03/17/28	633	613,733
3.16%, 01/23/30	478	432,530
2.25%, 09/29/32	500	399,313

		4,330,069

Peru — 0.2%
Peruvian Government International Bond
7.35%, 07/21/25	510	554,561
2.39%, 01/23/26	359	339,996
4.13%, 08/25/27	829	832,264
2.84%, 06/20/30	243	218,366
2.78%, 01/23/31	1,659	1,461,786
1.86%, 12/01/32	620	492,435

		3,899,408

Philippines — 0.3%
Philippine Government International Bond
4.20%, 01/21/24	1,883	1,902,037
2.46%, 05/05/30	710	649,728
7.75%, 01/14/31	1,243	1,547,672
1.65%, 06/10/31	478	404,560
6.38%, 01/15/32	600	688,566

31

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Philippines (continued)
Philippines Government International Bond
3.00%, 02/01/28	$478	$465,505
3.75%, 01/14/29	489	495,166

		6,153,234

Poland — 0.1%
Poland Government International Bond, 3.25%, 04/06/26	1,036	1,027,129
Republic of Poland Government International Bond, 4.00%, 01/22/24	666	671,120

		1,698,249

South Korea — 0.3%
Export-Import Bank of Korea
2.38%, 06/25/24	478	468,799
0.63%, 06/29/24	700	664,013
1.25%, 01/18/25	500	472,780
2.88%, 01/21/25(a)	478	471,069
1.88%, 02/12/25	478	458,459
2.63%, 05/26/26	478	465,990
Korea Development Bank
0.50%, 10/27/23	1,310	1,264,556
3.00%, 01/13/26	1,310	1,298,783

		5,564,449

Supranational — 7.2%
African Development Bank
3.00%, 09/20/23	650	649,292
0.88%, 07/22/26	950	875,359
Asian Development Bank
0.25%, 10/06/23	829	802,612
2.63%, 01/30/24	2,489	2,474,699
0.38%, 06/11/24	2,489	2,368,349
1.50%, 10/18/24	3,489	3,378,016
2.00%, 01/22/25	1,000	977,435
0.63%, 04/29/25	1,500	1,409,430
0.38%, 09/03/25	1,000	924,638
0.50%, 02/04/26	1,659	1,523,541
1.00%, 04/14/26	1,659	1,547,532
2.00%, 04/24/26	829	801,419
2.63%, 01/12/27	829	822,015
2.50%, 11/02/27	1,659	1,630,863
2.75%, 01/19/28	620	616,571
5.82%, 06/16/28	3,319	3,835,625
1.75%, 09/19/29	1,659	1,540,576
1.88%, 01/24/30	2,489	2,323,100
Asian Infrastructure Investment Bank
2.25%, 05/16/24	4,302	4,234,199
0.50%, 10/30/24	850	802,030
0.50%, 01/27/26	1,050	959,174
Council of Europe Development Bank, 0.25%, 10/20/23	339	327,602
European Bank for Reconstruction & Development
1.50%, 02/13/25	829	799,969
0.50%, 05/19/25	1,659	1,550,525
0.50%, 01/28/26	900	826,461
European Investment Bank
2.88%, 08/15/23	1,243	1,241,248
0.25%, 09/15/23	2,489	2,412,912
3.13%, 12/14/23	1,019	1,019,662
3.25%, 01/29/24	2,489	2,498,309
2.63%, 03/15/24	1,659	1,649,068

Security	Par (000)	Value

Supranational (continued)
European Investment Bank (continued)
1.88%, 02/10/25	$1,000	$974,819
1.63%, 03/14/25	3,319	3,212,769
0.63%, 07/25/25	1,659	1,550,642
2.75%, 08/15/25	1,050	1,044,561
0.38%, 12/15/25	1,350	1,240,213
0.38%, 03/26/26	3,000	2,735,119
2.13%, 04/13/26	829	805,703
0.75%, 10/26/26	1,198	1,094,884
2.38%, 05/24/27	2,903	2,848,682
1.75%, 03/15/29	1,100	1,030,088
1.63%, 10/09/29	620	573,293
0.88%, 05/17/30	4,150	3,593,151
Inter-American Development Bank
0.25%, 11/15/23	2,489	2,409,252
2.63%, 01/16/24	1,350	1,342,454
3.00%, 02/21/24	1,150	1,149,471
2.13%, 01/15/25	829	813,684
1.75%, 03/14/25	2,489	2,413,993
0.88%, 04/03/25	2,489	2,357,387
0.63%, 07/15/25	1,350	1,261,329
0.88%, 04/20/26	2,489	2,309,766
2.00%, 06/02/26	413	398,921
2.00%, 07/23/26	1,700	1,638,817
2.38%, 07/07/27	829	811,204
1.13%, 07/20/28	2,489	2,251,995
2.25%, 06/18/29	934	898,234
1.13%, 01/13/31	2,073	1,803,421
International Bank for Reconstruction & Development
3.00%, 09/27/23	3,319	3,314,907
2.50%, 03/19/24	2,489	2,466,755
1.63%, 01/15/25	2,489	2,413,910
0.75%, 03/11/25	1,200	1,134,928
0.63%, 04/22/25	4,150	3,901,187
0.38%, 07/28/25	2,489	2,307,860
0.50%, 10/28/25	1,659	1,533,335
0.88%, 07/15/26	850	783,958
1.38%, 04/20/28	2,903	2,673,606
1.13%, 09/13/28	4,150	3,744,804
1.25%, 02/10/31	4,150	3,644,281
Series GDIF, 1.50%, 08/28/24	1,169	1,133,482
Series GDIF, 2.50%, 11/25/24	2,489	2,461,109
Series GDIF, 2.50%, 07/29/25	829	818,448
Series GDIF, 1.88%, 10/27/26	1,720	1,647,648
Series GDIF, 2.50%, 11/22/27	1,659	1,630,917
Series GDIF, 1.75%, 10/23/29	2,489	2,303,278
International Finance Corp.
0.38%, 07/16/25	1,659	1,541,237
0.75%, 10/08/26	1,659	1,512,068
0.75%, 08/27/30	1,659	1,407,485
Italy Government International Bond, 0.88%, 03/23/26	1,659	1,539,303
Nordic Investment Bank, 2.25%, 05/21/24	500	495,750

		133,796,339

Sweden — 0.2%
Philippine Government International Bond, 1.75%, 12/12/23	478	469,450

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Sweden (continued)
Svensk Exportkredit AB
0.63%, 05/14/25	$1,310	$1,225,344
0.50%, 08/26/25	1,310	1,208,938

		2,903,732

Uruguay — 0.1%
Uruguay Government International Bond
4.50%, 08/14/24(a)	336	340,893
4.38%, 10/27/27	829	861,538
4.38%, 01/23/31(a)	823	863,533

		2,065,964

Total Foreign Agency Obligations — 12.3% (Cost: $240,668,481)		227,860,525

Municipal Bonds

California — 0.2%
Bay Area Toll Authority, Refunding RB, 2.57%, 04/01/31	286	265,256
Los Angeles Community College District, Refunding GO, 2.11%, 08/01/32	540	460,308
Los Angeles Unified School District, GO, BAB, Series KR, 5.76%, 07/01/29	215	235,574
Santa Clara Valley Transportation Authority, RB, BAB, 5.88%, 04/01/32	490	542,987
State of California, Refunding GO
3.38%, 04/01/25	25	25,098
3.50%, 04/01/28	285	284,424
2.50%, 10/01/29	530	489,742
University of California, RB
Series BD, 3.35%, 07/01/29	460	449,553
Series BG, 0.88%, 05/15/25	150	140,063
Series BG, 1.61%, 05/15/30	320	272,277
University of California, Refunding RB
Series AJ, 4.60%, 05/15/31	90	93,415
Series AX, 3.06%, 07/01/25	25	24,774

		3,283,471

Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32(a)	490	554,105
State of Connecticut, GO, BAB, Series D, 5.09%, 10/01/30	90	95,448

		649,553

Florida — 0.1%
State Board of Administration Finance Corp., RB
Series A, 1.26%, 07/01/25	607	571,155
Series A, 1.71%, 07/01/27	371	339,861
Series A, 2.15%, 07/01/30	795	704,964

		1,615,980

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Class A-1, 3.62%, 02/01/29	565	565,420

Security	Par (000)	Value

Massachusetts — 0.0%
Massachusetts School Building Authority, Refunding RB, Series B, 1.75%, 08/15/30	$125	$109,503

New Jersey — 0.1%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	1,201	1,370,705
New Jersey Transportation Trust Fund Authority, RB, BAB, Series C, 5.75%, 12/15/28	280	295,043

		1,665,748

New York — 0.0%
City of New York, GO, BAB, Series A-2, 5.21%, 10/01/31	135	145,460
Port Authority of New York & New Jersey, RB, 159th Series, 6.04%, 12/01/29	125	141,322

		286,782

Ohio — 0.0%
JobsOhio Beverage System, Refunding RB, Series B, 3.99%, 01/01/29	25	25,304

Oregon — 0.1%
Oregon School Boards Association, GO, Series B, (NPFGC), 5.55%, 06/30/28	300	319,957
State of Oregon, GO, 5.89%, 06/01/27	610	655,689

		975,646

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	288	294,984

Texas — 0.0%
Texas Transportation Commission State Highway Fund, RB, BAB, Series B, 5.18%, 04/01/30	490	531,614

Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series C, 3.15%, 05/01/27	230	226,400

Total Municipal Bonds — 0.5% (Cost: $10,849,987)		10,230,405

Preferred Securities

Capital Trusts — 0.1%

Electric Utilities — 0.0%
American Electric Power Co., Inc., 3.88%, 02/15/62(c)	329	278,258

33

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance — 0.1%
MetLife, Inc., 6.40%, 12/15/66	$496	$516,287
Prudential Financial, Inc., 5.38%, 05/15/45(c)	413	403,654

		919,941

		1,198,199

Total Preferred Securities — 0.1% (Cost: $1,276,468)		1,198,199

Total Long-Term Investments — 94.8% (Cost: $1,867,868,999)		1,762,291,131

	Shares

Short-Term Securities

Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.96%(f)(g)(h)	81,175,591	81,167,473

Total Short-Term Securities — 4.4% (Cost: $81,168,652)		81,167,473

Total Investments — 99.2% (Cost: $1,949,037,651)		1,843,458,604

Other Assets Less Liabilities — 0.8%		14,901,793

Net Assets — 100.0%		$1,858,360,397

(a)	All or a portion of this security is on loan.
(b)	When-issued security.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/20/22	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation	)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$81,173,565	(b)	$—	$(4,913)	$(1,179)		$81,167,473	81,175,591	$211,303	(c)	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$1,523,002,002	$—	$1,523,002,002
Foreign Agency Obligations	—	227,860,525	—	227,860,525
Municipal Bonds	—	10,230,405	—	10,230,405
Preferred Securities
Capital Trusts	—	1,198,199	—	1,198,199
Short-Term Securities
Money Market Funds	81,167,473	—	—	81,167,473

	$81,167,473	$1,762,291,131	$—	$1,843,458,604

Portfolio Abbreviation

BAB	Build America Bond

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

GO	General Obligation Bonds

IO	Interest Only

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SAB	Special Assessment Bonds

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

35